UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund*

Emerging Markets Corporate Debt Fund

Global Bond Fund

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2018

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

*	Formerly Emerging Markets Currency Fund

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

10	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

19	Emerging Markets Bond Fund

31	Emerging Markets Corporate Debt Fund

43	Global Bond Fund

59	Multi-Asset Global Opportunity Fund

62	Statements of Assets and Liabilities

66	Statements of Operations

68	Statements of Changes in Net Assets

72	Financial Highlights

86	Notes to Financial Statements

116	Report of Independent Registered Public Accounting Firm

118	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Market Corporate Bond Fund,

Lord Abbett Global Bond Fund, and

Lord Abbett Multi-Asset Global Opportunity Fund

Annual Report

For the fiscal year ended December 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.	Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2018. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

Lord Abbett Emerging Markets Bond Fund

Effective August 1, 2018, the Fund changed its name from Lord Abbett Emerging Markets Currency Fund to Lord Abbett Emerging Markets Bond Fund and transitioned its investment approach from an emerging market currency-oriented strategy to a diversified portfolio of emerging market sovereign and corporate bonds. Therefore, the performance and the characteristics for the periods prior to August 1, 2018 are not representative of the Fund’s current investment strategy. The change in investment approach may affect the Fund’s performance.

Following the strategy change, for the period of August 1, 2018 through the fiscal year end of December 31, 2018, the Fund returned -2.52%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the J.P. Morgan Emerging

Markets Bond Global Diversified Index (EMBI Global Diversified)1, which returned -1.50% during the same period. Prior to the strategy change, for the period of January 1, 2018 through July 31, 2018, the Fund (which during this period, was named “Lord Abbett Emerging Markets Currency Fund”) returned -4.14%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark at the time, the JP Morgan Emerging Local Markets Index Plus,2 which returned -2.57% over the same period.

During the 12-month period, U.S. dollar-denominated emerging markets sovereign debt (as represented by the J.P. Morgan Emerging Markets Bond Global Diversified Index1) underperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3). In 2018, performance of the emerging markets asset class was negatively affected by several factors, including stronger than expected U.S. growth on the back of fiscal stimulus, a stronger U.S. dollar, and a lower interest rate differential versus emerging markets, with the U.S. Federal Reserve raising short-term interest rates. These factors pulled global capital flows into the United States and out of emerging markets.

Prior to the strategy change, for the period of January 1, 2018 through July 31, 2018, the Fund’s underweight allocation in the Czech Koruna and the Polish Zloty were contributors to relative performance. The Euro’s struggles relative to the dollar and other emerging market currencies, due to disappointing economic growth, drove performance for both the Koruna and Zloty. The Turkish Lira detracted amid worsening financial conditions and concerns over the impact of sanctions and tariff threats from the United States. A key contributor during the same period was the Norwegian Krone, which rallied as a result of the increase in oil prices during the early months of 2018.

Following the strategy change, for the period of August 1, 2018 through December 31, 2018, the Fund’s allocation to China contributed to relative performance, most notably in September. Following a turbulent August, the market settled into China’s adoption of a more vigorous fiscal policy aimed at softening the impact of the ongoing trade dispute with the United States. The Fund’s underweight to investment grade bonds detracted from relative performance as the asset class outperformed during 2018 and in the fourth quarter, specifically. The Fund’s allocation to Mexico, specifically Pemex (or Petroleos Mexicanos), a state-owned petroleum company, detracted from relative performance. Amid declining production the struggles continued for Pemex (or Petroleos Mexicanos), now one of the world’s most indebted major oil companies, sending yields sharply higher.

Lord Abbett Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2018, the Fund returned -3.65%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified4, which returned -1.65% during the same period.

During the 12-month period, U.S. dollar-denominated emerging markets corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified4) underperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3). In 2018, performance of the emerging markets asset class was negatively affected by several factors, including stronger than expected U.S. growth on the back of fiscal stimulus, a stronger U.S. dollar, and a lower interest rate differential versus emerging markets, with the U.S. Federal Reserve raising short-term interest rates. These factors pulled global capital flows into the United States and out of emerging markets.

The Fund’s underweight to investment grade bonds detracted from relative performance, as the asset class outperformed in 2018, reflecting investors’ concerns regarding risk in emerging markets. In terms of regional allocations, the Fund’s overweight to Latin America detracted from relative performance. The region’s U.S. dollar-denominated debt returned -2.8% in 2018, lagging the broader market.

The Fund’s allocation to China contributed to relative performance, as the country’s corporate debt outperformed the broader market. Within China, the Fund has invested in short duration bonds of large corporations focused on deleveraging, following periods of high growth. The potential for more infrastructure projects, continued monetary easing to facilitate lending to the private sector, as well as a weaker exchange rate may be a positive for the country.

Lord Abbett Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2018, the Fund returned -11.69%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI All Country World Index (ACWI)5, which returned -9.42% over the same period.

During the 12-month period, fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) outperformed domestic equity markets (as represented by the S&P 500® Index)6 and outperformed foreign equity markets (as represented by the MSCI EAFE Index)7. In addition, higher quality fixed income securities (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index)3 also outperformed high yield bonds (as represented by the ICE BofA Merrill Lynch U.S. High Yield Constrained Index)8.

The Fund’s allocation to international stocks detracted from relative performance, as international equities underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to U.S. growth stocks contributed to relative performance, as growth equity markets outperformed broader domestic equity markets during the period. In addition, the Fund’s allocation to convertible bonds contributed to relative performance, as this segment of the market outperformed broader fixed income markets.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1    The J.P. Morgan Emerging Markets Bond Global Diversified Index is a uniquely-weighted version of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global). It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

2    The J.P. Morgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local currency-denominated money market instruments in 23 emerging markets countries.

3    The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

4    The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization weighted index that tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The Index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

5    The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

6    The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

7    The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

8    The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2018. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Emerging Markets Bond Global Diversified Index (EMBI Global Diversified) and the J.P. Morgan Emerging Local Markets Index Plus (ELMI+) assuming reinvestment of all dividends and distributions. The J.P. Morgan Emerging Local Markets Index Plus (ELMI+) was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2018
	1 Year	5 Years	10 Years	Life of Class
Class A3	-8.57%	-1.65%	1.70%	–
Class C4	-7.95%	-1.82%	1.30%	–
Class F5	-6.44%	-1.11%	2.07%	–
Class F3[6]	-6.19%	–	–	-0.62%
Class I5	-6.19%	-0.98%	2.17%	–
Class R2[5]	-6.71%	-1.55%	1.57%	–
Class R3[5]	-6.85%	-1.50%	1.65%	–
Class R4[7]	-6.60%	–	–	0.62%
Class R5[7]	-6.17%	–	–	0.93%
Class R6[7]	-6.17%	–	–	0.98%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31,

2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2018
	1 Year	5 Year	Life of Class
Class A3	-5.83%	3.91%	3.91%
Class C4	-5.20%	3.64%	3.64%
Class F5	-3.63%	4.46%	4.46%
Class F3[6]	-3.32%	–	0.98%
Class I5	-3.46%	4.59%	4.59%
Class R2[5]	-3.52%	4.57%	4.58%
Class R3[5]	-3.53%	4.57%	4.58%
Class R4[7]	-3.77%	–	3.36%
Class R5[7]	-3.45%	–	3.64%
Class R6[7]	-3.31%	–	3.76%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2018, is calculated using the SEC-required uniform method to compare such return.

4    Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5    Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI ACWI® Index with Gross Dividends, the MSCI ACWI® Index with Net Dividends, 35% Russell 1000® Index/25% MSCI EAFE® Index with Gross Dividends/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2018
	1 Year	5 Years	10 Years	Life of Class
Class A3	-13.69%	0.02%	6.56%	–
Class C4	-13.19%	-0.26%	6.04%	–
Class F5	-11.47%	0.64%	6.98%	–
Class F3[6]	-11.34%	–	–	-2.02%
Class I5	-11.40%	0.74%	7.09%	–
Class R2[5]	-11.96%	0.15%	6.62%	–
Class R3[5]	-11.93%	0.25%	6.63%	–
Class R4[7]	-11.68%	–	–	-0.15%
Class R5[7]	-11.37%	–	–	0.12%
Class R6[7]	-11.34%	–	–	0.16%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 through December 31, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/18 – 12/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/18	12/31/18	7/1/18 - 12/31/18
Class A
Actual	$1,000.00	$989.60	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class C
Actual	$1,000.00	$984.80	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.19	$8.08
Class F*
Actual	$1,000.00	$990.40	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class F3
Actual	$1,000.00	$990.60	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82
Class I
Actual	$1,000.00	$990.60	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.92
Class R2
Actual	$1,000.00	$987.80	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.97
Class R3
Actual	$1,000.00	$988.00	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.46
Class R4
Actual	$1,000.00	$989.30	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.19
Class R5
Actual	$1,000.00	$990.60	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R6
Actual	$1,000.00	$990.70	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.59% for Class C, 0.81% for Class F, 0.75% for Class F3, 0.77% for Class I, 1.37% for Class R2, 1.27% for Class R3, 1.02% for Class R4, 0.76% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.77% for Class F. Had this updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F	$3.86	$ 3.92

Portfolio Holdings Presented by Sector

December 31, 2018

Sector*	%**
Banking	3.94%
Basic Industry	3.57%
Capital Goods	0.47%
Consumer Goods	0.97%
Energy	12.92%
Financial Services	5.03%
Foreign Government	64.64%
Real Estate	0.54%
Telecommunications	0.49%
Transportation	3.19%
Utility	3.93%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/18	12/31/18	7/1/18 - 12/31/18
Class A
Actual	$1,000.00	$1,008.60	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$1,005.30	$8.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.69
Class F
Actual	$1,000.00	$1,008.30	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class F3
Actual	$1,000.00	$1,010.20	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41
Class I
Actual	$1,000.00	$1,009.60	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$1,008.90	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$1,008.90	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R4
Actual	$1,000.00	$1,007.60	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	$5.60
Class R5
Actual	$1,000.00	$1,009.60	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.33
Class R6
Actual	$1,000.00	$1,010.30	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.71% for Class C, 0.95% for Class F, 0.67% for Class F3, 0.85% for Class I, 0.85% for Class R2, 0.85% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.69% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2018

Sector*	%**
Auto	0.43%
Basic Industry	1.07%
Consumer Cyclical	1.01%
Consumer Discretionary	0.45%
Consumer Services	0.77%
Consumer Staples	1.69%
Energy	18.62%
Financial Services	31.98%
Foreign Government	2.79%
Healthcare	2.19%
Materials & Processing	16.65%
Other	1.29%
Producer Durables	1.68%
Technology	2.39%
Telecommunications	4.05%
Transportation	1.90%
Utility	10.63%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/26/18	12/31/18	7/26/18 - 12/31/18
Class A
Actual	$1,000.00	$985.80	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.27	$3.41
Class C
Actual	$1,000.00	$982.40	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.80	$6.89
Class F
Actual	$1,000.00	$986.70	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.13	$2.53
Class F3
Actual	$1,000.00	$987.20	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$2.01
Class I
Actual	$1,000.00	$986.70	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.13	$2.53
Class R3
Actual	$1,000.00	$984.60	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.97	$4.71
Class R4
Actual	$1,000.00	$985.60	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$3.63
Class R5
Actual	$1,000.00	$986.70	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.13	$2.53
Class R6
Actual	$1,000.00	$987.20	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$2.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class C, 0.58% for Class F, 0.46% for Class F3, and 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, and 0.58% for Class R5, and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 158/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2018

Sector*	%**
Auto	2.52%
Basic Industry	1.21%
Consumer Cyclicals	1.76%
Consumer Discretionary	1.86%
Consumer Services	2.17%
Consumer Staples	1.87%
Energy	7.43%
Financial Services	27.91%
Foreign Government	16.10%
Healthcare	3.01%
Integrated Oils	0.29%
Materials and Processing	3.36%
Producer Durables	0.99%
Technology	2.08%
Telecommunications	3.83%
Transportation	0.88%
U.S. Government	17.58%
Utility	5.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	7/1/18	12/31/18	7/1/18 - 12/31/18
Class A
Actual	$1,000.00	$904.60	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31
Class C
Actual	$1,000.00	$902.10	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$7.12
Class F
Actual	$1,000.00	$906.20	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.55
Class F3
Actual	$1,000.00	$906.70	$1.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.68
Class I
Actual	$1,000.00	$906.40	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.99
Class R2
Actual	$1,000.00	$904.10	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.14
Class R3
Actual	$1,000.00	$903.20	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.62	$4.63
Class R4
Actual	$1,000.00	$904.60	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31
Class R5
Actual	$1,000.00	$906.60	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$2.04
Class R6
Actual	$1,000.00	$906.70	$1.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.74	$1.48

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.40% for Class C, 0.50% for Class F, 0.33% for Class F3, 0.39% for Class I, 1.01% for Class R2, 0.91% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.29% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.48%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.23%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.11%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.06%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.27%
Lord Abbett Investment Trust-High Yield Fund-Class I	14.80%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.61%
Lord Abbett Securities Trust-International Equity Fund-Class I	15.48%
Lord Abbett Securities Trust-International Value Fund-Class I	15.44%
Lord Abbett Mid Cap Stock Fund-Class I	2.72%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	0.20%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.96%

CORPORATE BONDS 35.03%

Banking 3.49%
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022		$455	$453,860
Banco do Brasil SA†	4.625%		1/15/2025		974	925,057
Banco Internacional del Peru (Panama)†(a)	3.375%		1/18/2023		970	927,815
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		902	902,993
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		1,380	1,419,813
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		1,116	1,111,218
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		580	594,405
Total						6,335,161

Building & Construction 0.62%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Swap rate + 6.77%	)#	—	(b)	1,221	1,120,876

Chemicals 2.04%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%		7/19/2022		1,208	1,178,230
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		1,130	1,070,562
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.625%		3/14/2023		930	939,203
OCP SA (Malaysia)†(a)	6.875%		4/25/2044		500	521,428
Total						3,709,423

Diversified Capital Goods 0.46%
KOC Holding AS (Turkey)†(a)	5.25%		3/15/2023		885	830,177

Electric: Distribution/Transportation 1.55%
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,180	994,764
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%		5/15/2027		930	862,750
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%		5/21/2048		950	957,724
Total						2,815,238

Electric: Generation 0.19%
Greenko Dutch BV (Netherlands)†(a)	5.25%		7/24/2024		377	339,300

Electric: Integrated 2.09%
Enel Chile SA (Chile)(a)	4.875%		6/12/2028		910	910,000
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%		1/26/2021		1,485	1,403,643
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%		8/10/2028		434	419,216
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		1,150	1,052,490
Total						3,785,349

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production 3.14%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		$900	$914,985
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,073,458
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		1,071	1,080,907
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	911,805
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,706,191
Total					5,687,346

Food: Wholesale 0.95%
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	682,728
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		1,199	1,036,655
Total					1,719,383

Foreign Sovereign 1.28%
Petroleos de Venezuela SA(a)(c)	6.00%	5/16/2024		4,280	665,112
Petroleos Mexicanos(d)	4.875%	2/21/2028	EUR	750	817,550
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	844,244
Total					2,326,906

Gas Distribution 0.78%
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		955	1,034,727
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028		375	380,156
Total					1,414,883

Integrated Energy 5.80%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		440	486,204
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		1,890	1,808,297
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		740	717,523
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		930	918,247
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043		930	883,036
Petroleos Mexicanos (Mexico) (a)	5.35%	2/12/2028		3,215	2,813,125
Petroleos Mexicanos (Mexico) (a)	6.75%	9/21/2047		2,408	1,997,171
Sinopec Group Overseas Development 2017 Ltd. (China)†(a)	3.625%	4/12/2027		930	894,676
Total					10,518,279

Investments & Miscellaneous Financial Services 4.89%
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028		1,250	1,207,963
Charming Light Investments Ltd.	4.375%	12/21/2027		1,860	1,756,593
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028		1,205	1,190,348

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
China Great Wall International Holdings III Ltd.	3.125%	8/31/2022	$1,860	$1,799,617
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	280	269,861
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	750	722,842
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	3.375%	1/24/2020	1,294	1,281,707
REC Ltd. (India)†(a)	5.25%	11/13/2023	639	642,107
Total				8,871,038

Metals/Mining (Excluding Steel) 0.80%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	858	835,230
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.23%	11/15/2021	410	415,971
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028	200	210,276
Total				1,461,477

Oil Field Equipment & Services 0.58%
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	739,415
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	312,536
Total				1,051,951

Oil Refining & Marketing 2.27%
Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	1,536	1,437,623
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	859,500
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	1,850	1,813,925
Total				4,111,048

Rail 2.23%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,415	1,324,039
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	629,854
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(a)	4.85%	11/17/2027	760	735,466
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	1,415	1,357,530
Total				4,046,889

Real Estate Development & Management 0.53%
Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020	930	956,378

Telecommunications: Wireline Integrated & Services 0.47%
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	930	859,622

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.87%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027		$580	$519,244
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036		816	833,340
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022		235	220,715
Total					1,573,299
Total Corporate Bonds (cost $65,610,643)					63,534,023

FOREIGN GOVERNMENT OBLIGATIONS 61.93%

Angola 1.45%
Angolan Government International Bond†(a)	9.375%	5/8/2048		930	873,205
Republic of Angola†(a)	8.25%	5/9/2028		1,860	1,756,593
Total					2,629,798

Argentina 4.43%
Province of Santa Fe†(a)	6.90%	11/1/2027		550	408,375
Province of Santa Fe†(a)	7.00%	3/23/2023		985	840,953
Provincia de Buenos Aires†(a)	9.125%	3/16/2024		700	582,750
Provincia de Cordoba†(a)	7.125%	6/10/2021		950	840,750
Provincia of Neuquen†(a)	7.50%	4/27/2025		1,040	829,400
Republic of Argentina(d)	3.375%	1/15/2023	EUR	860	779,974
Republic of Argentina(a)	6.875%	4/22/2021		$365	331,150
Republic of Argentina(a)	6.875%	1/11/2048		2,815	1,974,019
Republic of Argentina(a)	7.50%	4/22/2026		834	670,849
Republic of Argentina(a)	8.28%	12/31/2033		981	770,420
Total					8,028,640

Bahamas 0.66%
Commonwealth of Bahamas†	5.75%	1/16/2024		1,173	1,192,061

Bahrain 0.81%
Bahrain Government International Bond†(a)	6.75%	9/20/2029		979	961,808
Bahrain Government International Bond†(a)	7.50%	9/20/2047		525	508,801
Total					1,470,609

Bermuda 1.09%
Government of Bermuda†	3.717%	1/25/2027		1,000	956,170
Government of Bermuda†	4.75%	2/15/2029		1,000	1,020,000
Total					1,976,170

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brazil 1.63%
Federal Republic of Brazil(a)	4.625%	1/13/2028	$2,062	$1,986,242
Federal Republic of Brazil(a)	5.00%	1/27/2045	1,100	964,299
Total				2,950,541

Chile 0.52%
Republic of Chile(a)	3.125%	1/21/2026	983	951,038

Colombia 2.84%
Republic of Colombia(a)	3.875%	4/25/2027	2,310	2,208,937
Republic of Colombia(a)	5.00%	6/15/2045	3,080	2,939,860
Total				5,148,797

Costa Rica 1.24%
Costa Rica Government†(a)	4.25%	1/26/2023	818	722,908
Costa Rica Government†(a)	4.375%	4/30/2025	485	412,856
Costa Rica Government†(a)	5.625%	4/30/2043	1,450	1,109,250
Total				2,245,014

Croatia 0.58%
Republic of Croatia†(a)	5.50%	4/4/2023	1,000	1,050,759

Dominican Republic 2.41%
Dominican Republic†(a)	5.95%	1/25/2027	2,660	2,660,000
Dominican Republic†(a)	6.85%	1/27/2045	1,740	1,718,250
Total				4,378,250

Ecuador 2.62%
Republic of Ecuador†(a)	7.875%	1/23/2028	2,000	1,633,750
Republic of Ecuador†(a)	8.75%	6/2/2023	3,327	3,119,062
Total				4,752,812

Egypt 3.39%
Arab Republic of Egypt†(a)	6.125%	1/31/2022	1,860	1,828,776
Arab Republic of Egypt†(a)	6.588%	2/21/2028	2,650	2,371,750
Arab Republic of Egypt†(a)	7.903%	2/21/2048	2,260	1,952,984
Total				6,153,510

El Salvador 1.59%
Republic of EI Salvador†(a)	6.375%	1/18/2027	3,142	2,889,855

Ghana 1.16%
Republic of Ghana†(a)	7.875%	8/7/2023	1,557	1,528,554
Republic of Ghana†(a)	8.627%	6/16/2049	650	568,828
Total				2,097,382

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Guatemala 0.47%
Republic of Guatemala†(a)	4.375%	6/5/2027		$925	$855,625

Honduras 0.48%
Honduras Government†(a)	6.25%	1/19/2027		875	868,525

Hungary 0.88%
Republic of Hungary(a)	5.375%	3/25/2024		1,496	1,604,669

Indonesia 1.54%
Republic of Indonesia†(d)	3.75%	6/14/2028	EUR	744	926,653
Republic of Indonesia(a)	4.75%	2/11/2029		$500	508,839
Republic of Indonesia†(a)	4.75%	1/8/2026		835	847,762
Republic of Indonesia(a)	5.35%	2/11/2049		500	516,309
Total					2,799,563

Ivory Coast 1.32%
Ivory Coast Bond†(a)	5.375%	7/23/2024		1,330	1,223,161
Ivory Coast Bond†(a)	6.125%	6/15/2033		1,409	1,174,049
Total					2,397,210

Jamaica 0.95%
Government of Jamaica(a)	7.875%	7/28/2045		1,507	1,721,748

Kazakhstan 0.74%
Republic of Kazakhstan†(a)	3.875%	10/14/2024		422	424,846
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	913,686
Total					1,338,532

Kenya 1.34%
Republic of Kenya†(a)	7.25%	2/28/2028		1,871	1,677,393
Republic of Kenya†(a)	8.25%	2/28/2048		874	747,284
Total					2,424,677

Lebanon 0.38%
Republic of Lebanon(a)	6.65%	2/26/2030		900	685,179

Mexico 2.29%
United Mexican States(a)	3.75%	1/11/2028		2,000	1,875,520
United Mexican States(a)	4.75%	3/8/2044		2,500	2,278,750
Total					4,154,270

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia 0.99%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	$422	$414,843
Republic of Mongolia†(a)	5.125%	12/5/2022	930	876,682
Republic of Mongolia†(a)	8.75%	3/9/2024	465	499,479
Total				1,791,004

Nigeria 2.22%
Republic of Nigeria†(a)	6.375%	7/12/2023	926	891,008
Republic of Nigeria†(a)	6.50%	11/28/2027	2,023	1,794,846
Republic of Nigeria†(a)	9.248%	1/21/2049	1,374	1,337,963
Total				4,023,817

Oman 1.47%
Oman Government International Bond†(a)	4.75%	6/15/2026	1,729	1,501,104
Oman Government International Bond†(a)	6.75%	1/17/2048	1,400	1,159,038
Total				2,660,142

Pakistan 1.20%
Pakistan Government International Bond†(a)	8.25%	4/15/2024	2,161	2,185,333

Paraguay 1.08%
Republic of Paraguay†(a)	4.70%	3/27/2027	890	883,325
Republic of Paraguay†(a)	5.60%	3/13/2048	1,090	1,076,375
Total				1,959,700

Poland 0.96%
Republic of Poland(a)	3.25%	4/6/2026	1,783	1,749,061

Qatar 1.85%
State of Qatar†(a)	3.25%	6/2/2026	2,376	2,300,804
State of Qatar†(a)	5.103%	4/23/2048	995	1,047,362
Total				3,348,166

Russia 1.04%
Russian Federation†(a)	4.25%	6/23/2027	600	571,875
Russian Federation†(a)	5.25%	6/23/2047	1,400	1,309,774
Total				1,881,649

Saudi Arabia 1.74%
Saudi International Bond†(a)	3.25%	10/26/2026	2,061	1,931,787
Saudi International Bond†(a)	5.00%	4/17/2049	1,273	1,229,708
Total				3,161,495

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Senegal 0.98%
Republic of Senegal†(a)	6.25%	7/30/2024	$817	$795,974
Republic of Senegal†(a)	6.25%	5/23/2033	1,128	974,642
Total				1,770,616

South Africa 1.92%
Republic of South Africa(a)	4.30%	10/12/2028	2,516	2,246,788
Republic of South Africa(a)	6.30%	6/22/2048	1,300	1,235,513
Total				3,482,301

Sri Lanka 2.52%
Republic of Sri Lanka†(a)	5.75%	4/18/2023	1,531	1,416,466
Republic of Sri Lanka†(a)	5.875%	7/25/2022	570	535,897
Republic of Sri Lanka†(a)	6.25%	10/4/2020	888	865,844
Republic of Sri Lanka†(a)	6.85%	11/3/2025	1,860	1,743,493
Total				4,561,700

Turkey 4.64%
Export Credit Bank of Turkey†(a)	4.25%	9/18/2022	325	294,773
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021	200	193,810
Republic of Turkey(a)	3.25%	3/23/2023	1,625	1,461,928
Republic of Turkey(a)	4.25%	4/14/2026	2,238	1,934,155
Republic of Turkey(a)	5.625%	3/30/2021	1,451	1,455,481
Republic of Turkey(a)	5.75%	5/11/2047	1,500	1,225,305
Republic of Turkey(a)	7.00%	6/5/2020	1,000	1,022,603
Republic of Turkey(a)	7.25%	12/23/2023	806	829,741
Total				8,417,796

Ukraine 1.27%
Ukraine Government†(a)	7.375%	9/25/2032	934	744,416
Ukraine Government†(a)	8.994%	2/1/2024	1,670	1,562,300
Total				2,306,716

Uruguay 0.49%
Republic of Uruguay(a)	4.975%	4/20/2055	930	886,764

Venezuela 0.40%
Republic of Venezuela(a)(c)	12.75%	8/23/2022	2,985	716,400

Vietnam 0.35%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	628	634,866
Total Foreign Government Obligations (cost $117,050,806)				112,302,760
Total Long-Term Investments (cost $182,661,449)				175,836,783

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.30%

REPURCHASE AGREEMENT
Repurchase Agreement dated 12/31/2018, 1.45% due 1/2/2019 with Fixed Income Clearing Corp. collateralized by $540,000 of U.S. Treasury Note at 2.875% due 7/31/2025; value: $554,095; proceeds: $542,724 (cost $542,681)	$543	$542,681
Total Investments in Securities 97.26% (cost $183,204,130)		176,379,464
Cash and Other Assets in Excess of Liabilities(e) 2.74%		4,976,808
Net Assets 100.00%		$181,356,272

EUR	euro.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes/Issuers - Sell Protection December 31, 2018(1):

Referenced Index/Issuer	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Brazil(4)(5)	Credit Suisse	1.00%	12/20/2023	$850,000	$810,013	$(36,289)	$(3,698)
Markit CDX. NA.EM.30(4)(6)	Credit Suisse	1.00%	12/20/2023	7,665,000	7,305,751	(337,417)	(21,832)
						$(373,706)	$(25,530)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $25,530.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Ba2
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

Open Forward Foreign Currency Exchange Contracts at December 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	2/19/2019	2,323,000	$2,653,006	$2,672,029	$(19,023)

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	March 2019	2	Long	EUR	264,623	EUR	265,040	$477
U.S. 2-Year Treasury Note	March 2019	54	Long		$11,395,424		$11,464,875	69,451
U.S. 5-Year Treasury Note	March 2019	52	Long		5,873,112		5,963,750	90,638
U.S. Long Bond	March 2019	54	Long		7,534,760		7,884,000	349,240
Total Unrealized Appreciation on Open Futures Contracts								$509,806

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	March 2019	10	Short	EUR	(1,628,782)	EUR	(1,635,400)	$(7,582)
U.S. 10-Year Ultra Treasury Bond	March 2019	101	Short		$(12,727,397)		$(13,137,891)	(410,494)
Ultra Long U.S. Treasury Bond	March 2019	17	Short		(2,625,024)		(2,731,156)	(106,132)
Total Unrealized Depreciation on Open Futures Contracts								$(524,208)

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$63,534,023	$–	$63,534,023
Foreign Government Obligations	–	112,302,760	–	112,302,760
Short-Term Investment
Repurchase Agreement	–	542,681	–	542,681
Total	$–	$176,379,464	$–	$176,379,464
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(25,530)	–	(25,530)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(19,023)	–	(19,023)
Futures Contracts
Assets	509,806	–	–	509,806
Liabilities	(524,208)	–	–	(524,208)
Total	$(14,402)	$(44,553)	$–	$(58,955)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2018.

See Notes to Financial Statements.	29

Schedule of Investments (concluded)

EMERGING MARKETS BOND FUND December 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2018	$2,008,544	$1,088,477	$2,405,046	$2,938,375
Accrued Discounts (Premiums)	–	(398)	159,648	(84,891)
Realized Gain (Loss)	(244)	(3,213)	(834)	(7,016)
Change in Unrealized Appreciation (Depreciation)	(8,544)	(5,489)	(33,016)	14,903
Purchases	–	–	–	–
Sales	(1,999,756)	(1,079,377)	(2,530,844)	(2,861,371)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–
Balance as of December 31, 2018	$–	$–	$–	$–
Change in unrealized appreciation/depreciation for the year ended December 31, 2018, related to Level 3 investments held at December 31, 2018	$–	$–	$–	$–

30	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments						Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.95%

COMMON STOCK 0.07%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,261)						3	$32,554

	Interest Rate		Maturity Date			Principal Amount (000)

CORPORATE BONDS 94.68%

Aerospace/Defense 0.57%
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025			$248	251,723

Air Transportation 0.92%
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025			124	121,615
Guanay Finance Ltd.†	6.00%		12/15/2020			87	88,186
Latam Finance Ltd.†	6.875%		4/11/2024			200	197,702
Total							407,503

Auto Parts: Original Equipment 0.42%
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025			200	187,500

Banks: Regional 20.02%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023			200	197,453
Akbank T AS (Turkey)†(a)	4.00%		1/24/2020			300	295,489
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021			200	211,490
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020			200	197,650
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027			200	184,252
Banco de Credito del Peru†(b)	4.85%		10/30/2020		PEN	808	240,949
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027			$200	180,375
Banco do Brasil SA†	4.625%		1/15/2025			200	189,950
Banco do Brasil SA†	6.25% (10 Yr Treasury CMT + 4.40%	)#	–	(c)		200	172,250
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(c)		400	389,004
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019			150	150,000
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand (Mexico)†(a)	5.95% (10 Yr Treasury CMT + 3.00%	)#	10/1/2028			200	201,500
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021			150	156,000
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020			100	102,358

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023		$200	$210,696
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		200	190,750
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90% (5 Yr Treasury CMT + 3.04%	)#	–	(c)	200	200,549
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	206,537
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		200	200,220
Bank of India (Jersey)(a)	3.125%		5/6/2020		200	197,380
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		250	217,815
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020		400	394,076
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020		200	197,463
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019		200	195,582
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	192,940
QNB Finance Ltd.	2.875%		4/29/2020		400	395,264
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	187,972
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		250	244,875
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	205,770
Shinhan Bank (South Korea)†(a)	2.25%		4/15/2020		200	197,505
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.75%		10/17/2019		400	396,180
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		400	398,286
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019		200	195,551
Turkiye Is Bankasi AS (Turkey)†(a)	5.00%		4/30/2020		400	389,490
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		200	176,352
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		200	202,379
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		200	200,146
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		400	398,202
Total						8,860,700

Building Materials 0.45%
Cemex Finance LLC†	6.00%		4/1/2024		200	199,300

Business Services 1.55%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027		200	179,050
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		190	173,768
DP World Ltd. (United Arab Emirates)†(a)	6.85%		7/2/2037		300	334,372
Total						687,190

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 5.73%
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%	1/10/2028	$400	$371,204
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	200	195,071
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	189,480
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	193,726
GC Treasury Center Co., Ltd. (Thailand)†(a)	4.25%	9/19/2022	200	202,470
Mexichem SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	172,500
OCP SA (Malaysia)†(a)	6.875%	4/25/2044	200	208,571
Petkim Petrokimya Holding AS (Turkey)†(a)	5.875%	1/26/2023	250	228,474
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	187,405
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	199,380
SASOL Financing USA LLC	5.875%	3/27/2024	200	199,787
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	188,492
Total				2,536,560

Coal 0.93%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	136	132,664
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	319	279,411
Total				412,075

Computer Hardware 0.46%
HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	202,492

Computer Software 0.44%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	193,576

Diversified 1.27%
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	194,193
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	181,800
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	187,611
Total				563,604

Drugs 1.75%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	189,610
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	215,522
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	130,026
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	241,412
Total				776,570

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 10.02%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	$200	$196,362
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	200,880
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	197	185,842
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	264,864
Colbun SA (Chile)†(a)	3.95%	10/11/2027	200	184,875
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	187,719
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	185,750
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	193,551
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	378,086
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	193,187
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	183,042
Fenix Power Peru SA (Peru)†(a)	4.317%	9/20/2027	246	233,305
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	179,500
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	157,778
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	238,077
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	179,017
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	168,540
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048	200	201,626
Saudi Electricity Global Sukuk Co. 3 (South Africa)†(a)	5.50%	4/8/2044	400	405,196
Stoneway Capital Corp. (Argentina)†(a)	10.00%	3/1/2027	193	174,174
Terraform Global Operating LLC†	6.125%	3/1/2026	157	146,402
Total				4,437,773

Energy Equipment & Services 0.66%
Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024	200	180,000
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	150	111,750
Total				291,750

Engineering & Contracting Services 2.93%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	200	199,240
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	200,343
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	194,510
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	165,238
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	400	349,786
Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023	200	187,811
Total				1,296,928

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Financial Services 2.15%
China Cinda Finance Ltd.	4.10%		3/9/2024		$200	$196,732
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	–	(c)	200	188,716
Intercorp Financial Services, Inc. (Peru)†(a)	4.125%		10/19/2027		200	177,890
REC Ltd. (India)†(a)	5.25%		11/13/2023		200	200,972
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		200	186,500
Total						950,810

Food 1.66%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	171,107
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		200	173,500
Gruma SAB de CV (Mexico)†(a)	4.875%		12/1/2024		200	201,002
Sigma Finance Netherlands BV (Netherlands)†(a)	4.875%		3/27/2028		200	191,010
Total						736,619

Health Care Services 0.40%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	177,250

Household Equipment/Products 0.44%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%		5/9/2020		200	194,754

Investment Management Companies 1.39%
Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%		4/29/2026		200	200,500
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%		6/3/2026		200	188,699
JSC Georgia Capital (Georgia)†(a)	6.125%		3/9/2024		250	227,500
Total						616,699

Machinery: Agricultural 1.25%
Kernel Holding SA (Ukraine)†(a)	8.75%		1/31/2022		200	192,317
MHP Lux SA (Luxembourg)†(a)	6.95%		4/3/2026		200	172,920
MHP SE (Ukraine)†(a)	7.75%		5/10/2024		200	186,196
Total						551,433

Manufacturing 0.41%
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50% (2 Yr Treasury CMT + 8.31%	)#	–	(c)	200	181,974

Media 0.76%
Grupo Televisa SAB (Mexico)(a)	6.625%		1/15/2040		132	142,400
Myriad International Holdings BV (Netherlands)†(a)	4.85%		7/6/2027		200	192,332
Total						334,732

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 5.06%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	$150	$144,706
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	64,713
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021	230	221,231
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	165,750
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	204,000
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.71%	11/15/2023	200	203,808
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028	200	210,276
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	200	190,830
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	200	194,250
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022	200	185,482
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	246,317
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	250	208,497
Total				2,239,860

Natural Gas 1.72%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	199,700
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	197,000
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	158	172,648
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	193,500
Total				762,848

Oil 12.43%
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	194,056
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	208,680
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	455	432,819
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	389	368,204
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	382,708
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	200	185,750
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	203,330
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	200	201,850
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	193,925
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	214,425
Petrobras Global Finance BV (Netherlands)(a)	5.999%	1/27/2028	467	440,853
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	336,136
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	196,100
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	183,461

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	$250	$244,699
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	185,124
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	400	373,000
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	175,532
YPF SA (Argentina)†(a)	6.95%	7/21/2027	955	781,906
Total				5,502,558

Oil: Crude Producers 2.58%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	195,799
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	241,592
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	193,750
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	194,510
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	110	111,690
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028	200	202,750
Total				1,140,091

Paper & Forest Products 1.05%
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	208,000
Suzano Austria GmbH (Brazil)†(a)	7.00%	3/16/2047	250	257,125
Total				465,125

Real Estate Investment Trusts 5.89%
Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020	200	205,673
China Evergrande Group (China)(a)	6.25%	6/28/2021	200	191,155
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	169,284
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	199,090
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	207,120
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	356,873
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	96,279
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	200	137,297
MAF Sukuk Ltd.	4.50%	11/3/2025	200	199,000
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	187,655
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	250	260,234
Sunac China Holdings Ltd. (China)(a)	8.625%	7/27/2020	200	201,367
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	196,980
Total				2,608,007

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.99%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	$220	$209,275
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	181,000
Yum! Brands, Inc.	5.35%	11/1/2043	60	50,100
Total				440,375

Steel 2.13%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	196,310
CSN Resources SA (Brazil)(a)	6.50%	7/21/2020	155	150,273
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	232,610
Samarco Mineracao SA (Brazil)†(a)(d)	4.125%	11/1/2022	200	152,000
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,125
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	137	158,920
Total				944,238

Technology 0.89%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	195,778
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	196,325
Total				392,103

Telecommunications 3.98%
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	195,630
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	200	202,770
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	387,126
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	191,867
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	200	184,865
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	200,700
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	202,450
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	195,644
Total				1,761,052

Transportation: Miscellaneous 0.95%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	209,951
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	208,980
Total				418,931

Utilities 0.43%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	200	191,502
Total Corporate Bonds (cost $43,789,510)				41,916,205

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.20%

Argentina 0.53%
Provincia de la Rioja (Argentina)†(a)	9.75%	2/24/2025	$300	$234,750

Bermuda 0.46%
Government of Bermuda†	4.75%	2/15/2029	200	204,000

Egypt 0.39%
Arab Republic of Egypt†(a)	7.903%	2/21/2048	200	172,830

Mongolia 0.44%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	200	196,608

Nigeria 0.44%
Republic of Nigeria†(a)	9.248%	1/21/2049	200	194,755

Qatar 0.48%
State of Qatar†(a)	5.103%	4/23/2048	200	210,525

South Korea 0.46%
Korea Expressway Corp.†(a)	3.625%	10/22/2021	200	202,113
Total Foreign Government Obligations (cost $1,517,989)				1,415,581
Total Long-Term Investments (cost $45,364,760)				43,364,340

SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement
Repurchase Agreement dated 12/31/2018, 1.45% due 1/2/2019 with Fixed Income Clearing Corp. collateralized by $190,000 of U.S. Treasury Note at 2.00% due 8/15/2025; value: $183,973; proceeds: $176,827 (cost $176,813)			177	176,813
Total Investments in Securities 98.35% (cost $45,541,573)				43,541,153
Cash and Other Assets in Excess of Liabilities(e) 1.65%				729,609
Net Assets 100.00%				$44,270,762

PEN	Peruvian nuevo sol.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
CMT	Constant Maturity Rate.

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at December 31, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.30(4)(5)	Credit Suisse	1.00%	12/20/2023	$1,000,000	$953,131	$(44,104)	$(2,765)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,765.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers. (See Note 2(n)).

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

Open Futures Contracts at December 31, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	March 2019	17	Long	$3,587,448	$3,609,312	$ 21,864
U.S. 5-Year Treasury Note	March 2019	26	Long	2,936,556	2,981,875	45,319
U.S. Long Bond	March 2019	9	Long	1,255,797	1,314,000	58,203
Total Unrealized Appreciation on Open Futures Contracts						$125,386

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	March 2019	17	Short	$(2,024,697)	$(2,074,266)	$ (49,569)
U.S. 10-Year Ultra Treasury Bond	March 2019	20	Short	(2,525,527)	(2,601,562)	(76,035)
Ultra Long U.S. Treasury Bond	March 2019	11	Short	(1,673,957)	(1,767,219)	(93,262)
Total Unrealized Depreciation on Open Futures Contracts						$(218,866)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$32,554	$–	$–	$32,554
Corporate Bonds	–	41,916,205	–	41,916,205
Foreign Government Obligations	–	1,415,581	–	1,415,581
Short-Term Investment
Repurchase Agreement	–	176,813	–	176,813
Total	$32,554	$43,508,599	$–	$43,541,153
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,765)	–	(2,765)
Futures Contracts
Assets	125,386	–	–	125,386
Liabilities	(218,866)	–	–	(218,866)
Total	$(93,480)	$(2,765)	$–	$(96,245)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2018.

See Notes to Financial Statements.	41

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of January 1, 2018	$252,122
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(252,122)
Balance as of December 31, 2018	$–
Change in unrealized appreciation/depreciation for the year ended December 31, 2018, related to Level 3 investments held at December 31, 2018	$–

42	See Notes to Financial Statements.

Schedule of Investments

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 107.24%

ASSET-BACKED SECURITIES 12.50%

Automobiles 5.57%
AmeriCredit Automobile Receivables 2015-4 D	3.72%		12/8/2021		$15	$15,076
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022		50	49,885
Chesapeake Funding II LLC 2018-2A A2†	2.825%	#(a)	8/15/2030		100	99,773
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022		100	103,084
Drive Auto Receivables Trust 2018-4 B	3.36%		10/17/2022		50	49,919
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024		16	16,071
Exeter Automobile Receivables Trust 2015-1A D†	5.83%		12/15/2021		100	101,671
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026		100	99,318
Santander Drive Auto Receivables Trust 2018-3 D	4.07%		8/15/2024		21	21,221
Total						556,018

Credit Cards 5.39%
American Express Credit Account Master Trust 2018-1 A	2.67%		10/17/2022		100	99,638
BA Credit Card Trust 2017-A1	1.95%		8/15/2022		25	24,708
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022		100	99,200
Chase Issuance Trust 2016-A5	1.27%		7/15/2021		100	99,133
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022		100	98,651
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021		102	101,925
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026		15	15,194
Total						538,449

Other 1.54%
Ally Master Owner Trust 2018-4 A	3.30%		7/17/2023		89	89,607
SLC Student Loan Trust 2008-1 A4A	4.388% (3 Mo. LIBOR + 1.60%	)#	12/15/2032		63	64,334
Total						153,941
Total Asset-Backed Securities (cost $1,246,672)						1,248,408

CORPORATE BONDS 56.50%

Advertising 0.01%
Aimia, Inc(b)	5.60%		5/17/2019	CAD	1	743

Aerospace/Defense 1.09%
Bombardier, Inc.(Canada)†(c)	7.50%		3/15/2025		$20	18,925
Embraer Netherlands Finance BV (Netherlands)(c)	5.05%		6/15/2025		20	20,300
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		5	5,094

See Notes to Financial Statements.	43

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Aerospace/Defense (continued)
Rolls-Royce PLC(b)	6.75%		4/30/2019	GBP	50	$64,773
Total						109,092

Apparel 0.09%
Under Armour, Inc.	3.25%		6/15/2026		$5	4,172
Wolverine World Wide, Inc.†	5.00%		9/1/2026		5	4,638
Total						8,810

Automotive 2.72%
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022		20	19,000
BMW US Capital LLC Co.(b)	2.00%		11/20/2019	GBP	40	51,197
Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023		$5	4,825
General Motors Co.	6.75%		4/1/2046		30	29,162
Hyundai Capital America†	3.45%		3/12/2021		24	23,749
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		5	4,700
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	116,739
Navistar International Corp.†	6.625%		11/1/2025		$5	4,850
Tesla, Inc.†	5.30%		8/15/2025		20	17,450
Total						271,672

Banks: Regional 7.66%
CaixaBank SA(b)	3.50%	#(a)	2/15/2027	EUR	100	117,975
CIT Group, Inc.	6.125%		3/9/2028		$10	9,975
Credit Suisse AG	5.40%		1/14/2020		50	50,781
Freedom Mortgage Corp.†	8.25%		4/15/2025		10	8,600
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		15	16,984
ING Groep NV(b)	1.125%		2/14/2025	EUR	100	112,379
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020		$100	103,735
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021		50	52,920
Macquarie Group Ltd. (Australia)†(c)	3.763%	#(a)	11/28/2028		50	46,025
Morgan Stanley	3.414% (3 Mo. LIBOR + .80%	)#	2/14/2020		50	50,002
Popular, Inc.	6.125%		9/14/2023		16	15,910
Royal Bank of Canada (Canada)(c)	2.30%		3/22/2021		50	49,325
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021		50	49,184
Swedbank Hypotek AB(b)	1.00%		9/15/2021	SEK	700	80,795
Total						764,590

44	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.34%
BMC East LLC†	5.50%		10/1/2024		$5	$4,681
Martin Marietta Materials, Inc.	3.292% (3 Mo. LIBOR + .50%	)#	12/20/2019		25	24,932
NCI Building Systems, Inc.†	8.00%		4/15/2026		5	4,594
Total						34,207

Business Services 1.63%
Ahern Rentals, Inc.†	7.375%		5/15/2023		5	4,025
APX Group, Inc.	7.625%		9/1/2023		10	8,125
Blitz F18-674 GmbH†(b)	6.00%		7/30/2026	EUR	100	108,541
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%		5/1/2025		$10	9,300
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		5	4,250
Laureate Education, Inc.†	8.25%		5/1/2025		5	5,275
United Rentals North America, Inc.	5.50%		5/15/2027		20	18,600
Weight Watchers International, Inc.†	8.625%		12/1/2025		5	5,118
Total						163,234

Chemicals 0.64%
Ashland LLC	6.875%		5/15/2043		10	9,900
CF Industries, Inc.	5.15%		3/15/2034		12	10,140
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%		6/15/2023		5	5,219
Ingevity Corp.†	4.50%		2/1/2026		5	4,538
OCI NV (Netherlands)†(c)	6.625%		4/15/2023		20	19,750
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		5	4,550
Rayonier AM Products, Inc.†	5.50%		6/1/2024		5	4,425
Versum Materials, Inc.†	5.50%		9/30/2024		5	4,962
Total						63,484

Coal 0.10%
CONSOL Energy, Inc.†	11.00%		11/15/2025		5	5,487
Warrior Met Coal, Inc.†	8.00%		11/1/2024		5	4,975
Total						10,462

Computer Hardware 0.37%
Dell International LLC/EMC Corp.†	8.35%		7/15/2046		30	32,608
Western Digital Corp.	4.75%		2/15/2026		5	4,356
Total						36,964

Computer Software 0.15%
Fair Isaac Corp.†	5.25%		5/15/2026		5	4,863
MSCI, Inc.†	5.375%		5/15/2027		10	9,812
Total						14,675

See Notes to Financial Statements.	45

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Construction/Homebuilding 0.56%
Century Communities, Inc.	5.875%		7/15/2025		$5	$4,431
PulteGroup, Inc.	5.50%		3/1/2026		5	4,831
Toll Brothers Finance Corp.	4.875%		3/15/2027		5	4,550
TRI Pointe Group, Inc.	5.25%		6/1/2027		17	13,451
William Lyon Homes, Inc.	6.00%		9/1/2023		10	9,050
William Lyon Homes, Inc.	7.00%		8/15/2022		15	14,888
Williams Scotsman International, Inc.†	7.875%		12/15/2022		5	4,900
Total						56,101

Containers 0.10%
Flex Acquisition Co., Inc.†	7.875%		7/15/2026		5	4,513
W/S Packaging Holdings, Inc.†	9.00%		4/15/2023		5	4,987
Total						9,500

Drugs 1.42%
Bausch Health Cos, Inc.(b)	4.50%		5/15/2023	EUR	100	108,627
Bausch Health Cos., Inc.†	5.875%		5/15/2023		$25	23,218
Elanco Animal Health, Inc.†	4.90%		8/28/2028		10	10,201
Total						142,046

Electric: Power 5.54%
AES Corp. (The)	5.125%		9/1/2027		5	4,812
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028		30	29,977
Clearway Energy Operating LLC†	5.75%		10/15/2025		5	4,794
Engie SA(b)	1.375%		2/28/2029	EUR	100	113,691
ESB Finance DAC(b)	6.50%		3/5/2020	GBP	50	67,295
Iberdrola International BV(b)	2.50%		10/24/2022	EUR	100	123,721
Jersey Central Power & Light Co.†	4.70%		4/1/2024		$25	26,057
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		5	4,469
NRG Energy, Inc.	5.75%		1/15/2028		10	9,637
Origin Energy Finance Ltd. (Australia)†(c)	5.45%		10/14/2021		33	34,298
Pacific Gas & Electric Co.	6.05%		3/1/2034		20	18,642
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%		5/1/2021		25	25,826
Puget Energy, Inc.	5.625%		7/15/2022		26	27,553
Southern Power Co.†	3.342% (3 Mo. LIBOR + .55%	)#	12/20/2020		51	50,385
Terraform Global Operating LLC†	6.125%		3/1/2026		5	4,663
Vistra Operations Co. LLC†	5.50%		9/1/2026		8	7,730
Total						553,550

46	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electrical: Household 0.05%
Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026		$5	$4,600

Electronics 0.30%
Sensata Technologies BV†	5.625%	11/1/2024		5	4,944
Trimble, Inc.	4.90%	6/15/2028		25	24,676
Total					29,620

Engineering & Contracting Services 0.04%
Brand Industrial Services, Inc.†	8.50%	7/15/2025		5	4,287

Entertainment 1.86%
Boyne USA, Inc.†	7.25%	5/1/2025		5	5,187
Buena Vista Gaming Authority†	13.00%	4/1/2023		5	4,700
Churchill Downs, Inc.†	4.75%	1/15/2028		5	4,549
CPUK Finance Ltd.(b)	3.588%	2/28/2042	GBP	100	132,639
Eldorado Resorts, Inc.	6.00%	4/1/2025		$5	4,848
Enterprise Development Authority (The)†	12.00%	7/15/2024		5	4,575
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		5	5,163
Penn National Gaming, Inc.†	5.625%	1/15/2027		5	4,488
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026		20	19,500
Total					185,649

Environmental Services 0.98%
Paprec Holding SA(b)	4.00%	3/31/2025	EUR	100	97,417

Financial Services 1.49%
Ally Financial, Inc.	8.00%	11/1/2031		$10	11,150
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026		50	48,247
Curo Group Holdings Corp.†	8.25%	9/1/2025		12	9,480
Enova International, Inc.†	8.50%	9/1/2024		10	8,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		5	4,475
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026		5	4,875
Navient Corp.	6.75%	6/25/2025		15	12,825
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	44,784
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		5	4,650
Total					149,236

See Notes to Financial Statements.	47

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Food 2.01%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%		6/15/2024		$10	$9,325
Conagra Brands, Inc.	3.219% (3 Mo. LIBOR + .75%	)#	10/22/2020		50	49,873
Fresh Market, Inc. (The)†	9.75%		5/1/2023		7	5,075
Ingles Markets, Inc.	5.75%		6/15/2023		5	4,962
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%		2/15/2028		5	4,894
Kerry Group Financial Service Unitd Co.(b)	2.375%		9/10/2025	EUR	100	122,594
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%		6/1/2026		$5	4,000
Total						200,723

Government 0.46%
International Finance Corp.(b)	4.25%		8/21/2023	AUD	60	45,620

Health Care Products 0.05%
Hill-Rom Holdings, Inc.†	5.00%		2/15/2025		$5	4,775

Health Care Services 1.77%
AHP Health Partners, Inc.†	9.75%		7/15/2026		5	5,087
Air Medical Group Holdings, Inc.†	6.375%		5/15/2023		5	4,250
Centene Corp.†	5.375%		6/1/2026		15	14,625
Charles River Laboratories International, Inc.†	5.50%		4/1/2026		5	4,937
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		10	9,550
Cigna Corp.†	3.138% (3 Mo. LIBOR + .35%	)#	3/17/2020		50	49,688
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026		5	4,513
HCA, Inc.	5.50%		6/15/2047		25	23,750
Molina Healthcare, Inc.†	4.875%		6/15/2025		10	9,162
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022		10	9,159
Surgery Center Holdings, Inc.†	6.75%		7/1/2025		5	4,275
Tenet Healthcare Corp.	7.00%		8/1/2025		20	18,575
WellCare Health Plans, Inc.	5.25%		4/1/2025		15	14,494
West Street Merger Sub, Inc.†	6.375%		9/1/2025		5	4,450
Total						176,515

Insurance 0.52%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025		5	4,288
CNO Financial Group, Inc.	5.25%		5/30/2025		5	4,778
Genworth Holdings, Inc.	4.90%		8/15/2023		10	8,325
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		30	31,217
York Risk Services Holding Corp.†	8.50%		10/1/2022		5	3,500
Total						52,108

48	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Leisure 1.19%
24 Hour Fitness Worldwide, Inc.†	8.00%		6/1/2022			$5	$4,738
Piaggio & C SpA(b)	3.625%		4/30/2025		EUR	100	114,002
Total							118,740

Lodging 0.05%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025			$5	4,675

Machinery: Agricultural 0.31%
BAT Capital Corp.	3.496%	#(a)	8/15/2022			28	27,476
Pyxus International, Inc.	9.875%		7/15/2021			5	3,812
Total							31,288

Machinery: Industrial/Specialty 0.14%
Cloud Crane LLC†	10.125%		8/1/2024			5	5,150
RBS Global, Inc./Rexnord LLC†	4.875%		12/15/2025			10	9,125
Total							14,275

Manufacturing 0.61%
General Electric Co.	3.236% (3 Mo. LIBOR + .80%	)#	4/15/2020			25	24,540
General Electric Co.	5.30%		2/11/2021			22	22,037
General Electric Co.	6.15%		8/7/2037			15	14,686
Total							61,263

Media 2.33%
Altice France SA (France)†(c)	7.375%		5/1/2026			25	23,000
AMC Networks, Inc.	4.75%		8/1/2025			5	4,550
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%		3/15/2021			10	10,013
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		5/1/2027			25	24,312
Cox Communications, Inc.†	8.375%		3/1/2039			35	43,781
EW Scripps Co. (The)†	5.125%		5/15/2025			5	4,600
Gray Escrow, Inc.†	7.00%		5/15/2027			17	16,616
NBCUniversal Enterprise, Inc.†	5.25%		–	(d)		100	101,500
Sirius XM Radio, Inc.†	5.375%		7/15/2026			5	4,694
Total							233,066

Metals & Minerals: Miscellaneous 1.16%
Barminco Finance Pty Ltd. (Australia)†(c)	6.625%		5/15/2022			5	4,903
Freeport-McMoRan, Inc.	3.875%		3/15/2023			15	13,912
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042			20	18,041
Goldcorp, Inc. (Canada)(c)	3.70%		3/15/2023			25	24,854
Teck Resources Ltd. (Canada)†(c)	8.50%		6/1/2024			50	53,687
Total							115,397

See Notes to Financial Statements.	49

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil 7.35%
California Resources Corp.†	8.00%		12/15/2022		$22	$14,960
Canadian Oil Sands Ltd. (Canada)†(c)	4.50%		4/1/2022		50	50,217
Cenovus Energy, Inc. (Canada)(c)	5.70%		10/15/2019		19	19,579
Centennial Resource Production LLC†	5.375%		1/15/2026		5	4,675
Chaparral Energy, Inc.†	8.75%		7/15/2023		5	3,600
Chesapeake Energy Corp.	7.00%		10/1/2024		10	8,700
Continental Resources, Inc.	5.00%		9/15/2022		50	49,701
Denbury Resources, Inc.	5.50%		5/1/2022		25	16,750
Eclipse Resources Corp.	8.875%		7/15/2023		5	4,313
Ecopetrol SA (Colombia)(c)	5.875%		5/28/2045		30	28,396
ENI SPA(b)	0.625%		9/19/2024	EUR	100	111,132
Eni USA, Inc.	7.30%		11/15/2027		$40	46,652
Ensco plc (United Kingdom)(c)	5.20%		3/15/2025		10	6,700
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%		11/29/2024		5	3,750
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		10/1/2025		5	4,475
Indigo Natural Resources LLC†	6.875%		2/15/2026		10	8,650
Marathon Petroleum Corp.†	5.375%		10/1/2022		50	50,450
MEG Energy Corp. (Canada)†(c)	6.50%		1/15/2025		2	2,038
MEG Energy Corp. (Canada)†(c)	7.00%		3/31/2024		11	10,560
Murphy Oil USA, Inc.	5.625%		5/1/2027		5	4,825
Noble Holding International Ltd.†	7.875%		2/1/2026		10	8,563
Oasis Petroleum, Inc.	6.875%		3/15/2022		15	14,175
Petrobras Global Finance BV (Netherlands)(c)	4.375%		5/20/2023		30	28,676
Petroleos Mexicanos(c)	5.35%		2/12/2028		30	26,250
Petroleos Mexicanos (Mexico)(c)	6.375%		2/4/2021		20	20,270
Phillips 66	3.289% (3 Mo. LIBOR + .60%	)#	2/26/2021		50	49,456
Precision Drilling Corp. (Canada)(c)	5.25%		11/15/2024		5	4,175
Rowan Cos., Inc.	4.75%		1/15/2024		10	7,600
Sanchez Energy Corp.†	7.25%		2/15/2023		5	4,100
SM Energy Co.	6.75%		9/15/2026		10	9,000
Southwestern Energy Co.	7.75%		10/1/2027		5	4,775
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022		10	7,950
Transocean, Inc.†	7.50%		1/15/2026		10	8,825
Trinidad Drilling Ltd. (Canada)†(c)	6.625%		2/15/2025		5	5,068
Valero Energy Corp.	10.50%		3/15/2039		25	38,339
Woodside Finance Ltd. (Australia)†(c)	4.60%		5/10/2021		18	18,222
YPF SA (Argentina)†(c)	8.75%		4/4/2024		30	28,275
Total						733,842

50	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Oil: Crude Producers 0.56%
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027			$10	$9,478
NGPL PipeCo LLC†	4.875%		8/15/2027			5	4,731
Plains All American Pipeline LP	6.125%	#(a)	–	(d)		5	4,213
Rockies Express Pipeline LLC†	6.875%		4/15/2040			5	5,250
Sabine Pass Liquefaction LLC	5.875%		6/30/2026			30	31,824
Total							55,496

Oil: Integrated Domestic 0.31%
Apergy Corp.	6.375%		5/1/2026			5	4,875
Bristow Group, Inc.†	8.75%		3/1/2023			5	3,600
Exterran Energy Solutions LP/EES Finance Corp.	8.125%		5/1/2025			5	4,812
National Oilwell Varco, Inc.	3.95%		12/1/2042			20	16,096
Pioneer Energy Services Corp.	6.125%		3/15/2022			3	1,845
Total							31,228

Paper & Forest Products 0.24%
Fibria Overseas Finance Ltd.(c)	5.25%		5/12/2024			19	19,340
Mercer International, Inc. (Canada)(c)	5.50%		1/15/2026			5	4,500
Total							23,840

Real Estate Investment Trusts 3.85%
Country Garden Holdings Co. Ltd. (China)(c)	7.50%		3/9/2020			200	202,859
ESH Hospitality, Inc.†	5.25%		5/1/2025			5	4,662
GEO Group, Inc. (The)	6.00%		4/15/2026			10	8,812
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028			5	5,069
Goodman Australia Finance Pty Ltd.(b)	1.375%		9/27/2025		EUR	100	109,334
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023			$10	8,750
VEREIT Operating Partnership LP	4.875%		6/1/2026			40	40,062
WeWork Cos., Inc.†	7.875%		5/1/2025			5	4,463
Total							384,011

Retail 0.57%
Alimentation Couche-Tard, Inc. (Canada)†(c)	3.279% (3 Mo. LIBOR + .50%	)#	12/13/2019			10	9,975
CEC Entertainment, Inc.	8.00%		2/15/2022			5	4,400
Conn’s, Inc.	7.25%		7/15/2022			10	9,700
Guitar Center Escrow Issuer, Inc.†	9.50%		10/15/2021			5	4,637
IRB Holding Corp.†	6.75%		2/15/2026			5	4,388
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%		6/1/2027			11	10,257

See Notes to Financial Statements.	51

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)
L Brands, Inc.	5.25%	2/1/2028		$11	$9,419
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020		5	4,600
Total					57,376

Steel 0.38%
Allegheny Technologies, Inc.	7.875%	8/15/2023		5	5,119
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026		5	4,505
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		10	9,025
Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026		18	19,485
Total					38,134

Technology 0.34%
Match Group, Inc.†	5.00%	12/15/2027		5	4,613
Netflix, Inc.	5.875%	2/15/2025		29	29,326
Total					33,939

Telecommunications 4.12%
British Telecommunications PLC(b)	8.625%	3/26/2020	GBP	30	41,458
CenturyLink, Inc.	7.50%	4/1/2024		$10	9,675
Crystal Almond SARL†(b)	10.00%	11/1/2021	EUR	100	121,302
Deutsche Telekom International Finance(b)	1.375%	12/1/2025	EUR	100	116,439
DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023		$20	20,550
Hughes Satellite Systems Corp.	6.50%	6/15/2019		13	13,138
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023		35	30,625
T-Mobile USA, Inc.	6.50%	1/15/2026		20	20,450
Telstra Corp. Ltd.(b)	7.75%	7/15/2020	AUD	50	37,893
Total					411,530

Toys 0.09%
Mattel, Inc.†	6.75%	12/31/2025		$10	8,947

Transportation: Miscellaneous 0.95%
Canadian Pacific Railway Co. (Canada)(c)	9.45%	8/1/2021		75	86,014
XPO CNW, Inc.	6.70%	5/1/2034		10	8,550
Total					94,564
Total Corporate Bonds (cost $5,868,870)					5,641,291

FOREIGN GOVERNMENT OBLIGATIONS 17.90%

Argentina 1.42%
Republic of Argentina(c)	5.625%	1/26/2022		167	141,533

52	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bahamas 0.29%
Commonwealth of Bahamas†(c)	6.95%	11/20/2029		$27	$28,688

Belgium 0.77%
Kingdom of Belgium Government Bond†(b)	0.20%	10/22/2023	EUR	32	37,082
Kingdom of Belgium Government Bond†(b)	0.80%	6/22/2028	EUR	22	25,285
Kingdom of Belgium Government Bond†(b)	1.60%	6/22/2047	EUR	4	4,420
Kingdom of Belgium Government Bond†(b)	1.90%	6/22/2038	EUR	8	9,770
Total					76,557

Brazil 0.25%
Brazil Letras do Tesouro Nacional(b)	Zero Coupon	7/1/2022	BRL	130	25,369

Canada 1.44%
Canadian Government Bond(b)	2.00%	11/1/2020	CAD	130	95,457
Province of Ontario Canada(b)	2.90%	6/2/2028	CAD	65	47,912
Total					143,369

Colombia 0.42%
Colombian TES(b)	7.50%	8/26/2026	COP	128,700	41,954

Egypt 0.52%
Egypt Treasury Bills(b)	Zero Coupon	3/12/2019	EGP	950	51,448

El Salvador 0.30%
Republic of EI Salvador†(c)	6.375%	1/18/2027		$32	29,432

France 1.64%
France Government Bond(b)	0.75%	11/25/2028	EUR	86	98,971
French Republic Government Bond OAT†(b)	1.25%	5/25/2036	EUR	39	44,721
French Republic Government Bond OAT†(b)	2.00%	5/25/2048	EUR	16	19,933
Total					163,625

Germany 1.65%
Bundesrepublik Deutschland Bundesanleihe(b)	0.50%	2/15/2028	EUR	69	81,397
Bundesrepublik Deutschland Bundesanleihe(b)	1.25%	8/15/2048	EUR	52	65,465
Bundesrepublik Deutschland Bundesanleihe(b)	4.00%	1/4/2037	EUR	10	18,071
Total					164,933

Indonesia 0.48%
Indonesia Treasury Bond(b)	8.375%	3/15/2024	IDR	682,000	48,186

Italy 1.25%
Italy Buoni Poliennali Del Tesoro(b)	0.90%	8/1/2022	EUR	111	125,155

See Notes to Financial Statements.	53

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico 0.67%
Mexican Bonos(b)	5.00%	12/11/2019	MXN	950	$46,824
United Mexican States(c)	4.75%	3/8/2044		$22	20,053
Total					66,877

Peru 0.09%
Peruvian International Bond†(b)	6.35%	8/12/2028	PEN	30	9,344

Russia 0.34%
Russian Federal Bond - OFZ(b)	7.00%	8/16/2023	RUB	2,466	33,711

South Africa 1.02%
Republic of South Africa(c)	6.25%	3/8/2041		$105	102,229

Spain 2.13%
Spain Government Bond(b)	0.35%	7/30/2023	EUR	75	86,021
Spain Government Bond†(b)	1.40%	7/30/2028	EUR	44	50,356
Spain Government Bond†(b)	3.80%	4/30/2024	EUR	57	76,417
Total					212,794

Sweden 1.01%
Kommuninvest I Sverige AB(b)	1.00%	5/12/2025	SEK	890	100,814

Turkey 0.31%
Republic of Turkey(c)	7.375%	2/5/2025		$30	31,033

United Kingdom 1.90%
United Kingdom Gilt(b)	0.75%	7/22/2023	GBP	32	40,492
United Kingdom Gilt(b)	1.50%	7/22/2047	GBP	36	42,474
United Kingdom Gilt(b)	1.75%	9/7/2037	GBP	26	33,094
United Kingdom Gilt(b)	2.00%	7/22/2020	GBP	22	28,581
United Kingdom Gilt(b)	4.25%	12/7/2027	GBP	28	45,008
Total					189,649
Total Foreign Government Obligations (cost $1,815,801)					1,786,700

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.38%
Federal National Mortgage Assoc.(e)	4.00%	TBA		$250	254,947
Federal National Mortgage Assoc.(e)	4.50%	TBA		850	880,725
Total Government Sponsored Enterprises Pass-Throughs (cost $1,129,013)					1,135,672

54	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.41%
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(f)	10/15/2034	$26	$26,052
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	35,563
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(f)	4/15/2049	30	24,282
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.645%	#(f)	10/10/2048	25	25,006
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(f)	7/10/2050	25	24,631
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44%	#(f)	7/10/2050	35	31,174
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.455% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	50	49,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.455% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	25	24,473
Total Non-Agency Commercial Mortgage-Backed Securities (cost $239,804)					240,272

U.S. TREASURY OBLIGATIONS 6.55%
U.S. Treasury Bond	2.75%		11/15/2042	82	78,580
U.S. Treasury Bond	3.00%		8/15/2048	89	88,759
U.S. Treasury Inflation Indexed Note(g)	0.50%		1/15/2028	117	111,612
U.S. Treasury Inflation Indexed Note(g)	0.625%		4/15/2023	240	236,370
U.S. Treasury Note	2.875%		10/31/2023	65	66,087
U.S. Treasury Note	3.125%		11/15/2028	70	72,669
Total U.S. Treasury Obligations (cost $641,841)					654,077
Total Long-Term Investments (cost $10,942,001)					10,706,420

SHORT-TERM INVESTMENT 0.50%

Corporate Bonds

Metals & Minerals: Miscellaneous
Glencore Funding LLC (cost $50,012)	3.796% (3 Mo. LIBOR + 1.36%	)#	1/15/2019	50	50,013
Total Investments in Securities 107.74% (cost $10,992,013)					10,756,433
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (7.74%)					(772,541)
Net Assets 100.00%					$9,983,892

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
COP	Colombian peso.
EGP	Egyptian pound.
EUR	euro.
GBP	British pound.
IDR	Indonesian rupiah.

See Notes to Financial Statements.	55

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

MXN	Mexican peso.
PEN	Peruvian nuevo sol.
RUB	Russian ruble.
SEK	Swedish Krona.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2018.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until a designated future date.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at December 31, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.EM.30(4)(5)	Credit Suisse	1.00%	12/20/2023	$1,153,000	$1,098,960	$(50,852)	$(3,188)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,188.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign issuers. (See Note 2(n)).

56	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2018

Open Forward Foreign Currency Exchange Contracts at December 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	3/11/2019	4,000	$5,077	$5,115	$38
euro	Buy	Morgan Stanley	3/11/2019	9,000	10,294	10,370	76
euro	Buy	Morgan Stanley	3/11/2019	162,000	185,850	186,660	810
Japanese yen	Buy	Morgan Stanley	1/30/2019	169,100,000	1,510,708	1,545,638	34,930
South African rand	Buy	Bank of America	1/30/2019	292,000	19,838	20,230	392
British pound	Sell	Bank of America	3/11/2019	145,000	186,225	185,423	802
Russian ruble	Sell	Goldman Sachs	1/30/2019	3,292,000	49,560	47,112	2,448
South African rand	Sell	Morgan Stanley	1/30/2019	292,000	21,194	20,230	964
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$40,460

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Toronto Dominion Bank	1/30/2019	34,000	$24,554	$23,961	$(593)
Canadian dollar	Buy	Morgan Stanley	1/30/2019	4,000	2,946	2,932	(14)
Canadian dollar	Buy	Toronto Dominion Bank	1/30/2019	91,000	69,389	66,704	(2,685)
Russian ruble	Buy	Goldman Sachs	1/30/2019	1,250,000	18,651	17,889	(762)
South Korean won	Buy	Goldman Sachs	3/6/2019	77,000,000	69,456	69,288	(168)
Japanese yen	Sell	Toronto Dominion Bank	1/30/2019	3,784,000	33,636	34,587	(951)
Swedish krona	Sell	Toronto Dominion Bank	1/9/2019	716,000	79,563	80,829	(1,266)
Swedish krona	Sell	Goldman Sachs	3/11/2019	893,000	100,022	101,301	(1,279)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,718)

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2019	5	Long		$564,722		$573,437	$8,715

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	March 2019	2	Short	EUR	(264,616)	EUR	(265,040)	$(485)
Euro-Schatz	March 2019	2	Short	EUR	(223,826)	EUR	(223,880)	(61)
U.S. 10-Year Ultra Treasury Bond	March 2019	1	Short		$(126,014)		$(130,078)	(4,064)
U.S. 2-Year Treasury Note	March 2019	2	Short		(421,777)		(424,625)	(2,848)
Total Unrealized Depreciation on Open Futures Contracts								$(7,458)

See Notes to Financial Statements.	57

Schedule of Investments (concluded)

GLOBAL BOND FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,248,408	$–	$1,248,408
Corporate Bonds	–	5,641,291	–	5,641,291
Foreign Government Obligations	–	1,786,700	–	1,786,700
Government Sponsored Enterprises Pass-Throughs	–	1,135,672	–	1,135,672
Non-Agency Commercial Mortgage-Backed Securities	–	240,272	–	240,272
U.S. Treasury Obligations	–	654,077	–	654,077
Short-Term Investment
Corporate Bonds	–	50,013	–	50,013
Total	$–	$10,756,433	$–	$10,756,433
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,188)	–	(3,188)
Forward Foreign Currency Exchange Contracts
Assets	–	40,460	–	40,460
Liabilities	–	(7,718)	–	(7,718)
Futures Contracts
Assets	8,715	–	–	8,715
Liabilities	(7,458)	–	–	(7,458)
Total	$1,257	$29,554	$–	$30,811

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2018.

58	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(m) 100.19%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	700,580	$12,435
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,009,958	16,998
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	715,288	8,498
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	2,976,528	14,287
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	712,013	16,711
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(f)	489,851	10,414
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	3,552,203	24,581
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	530,379	6,004
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	2,232,003	25,713
Lord Abbett Securities Trust-International Value Fund-Class I(j)	3,971,715	25,657
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	189,605	4,511
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	32,980	329
Total Investments in Underlying Funds 100.19% (cost $192,163,712)		166,138
Liabilities in Excess of Other Assets(n) (0.19%)		(320)
Net Assets 100.00%		$165,818

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with preservation of capital.
(m)	These investments offer daily redemptions.
(n)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	59

Schedule of Investments (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2018

Open Forward Foreign Currency Exchange Contracts at December 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Bank of America	1/11/2019	1,716,421	$1,947,278	$1,967,885	$20,607
euro	Buy	Citibank	1/11/2019	1,714,984	1,945,649	1,966,239	20,590
Japanese yen	Buy	Bank of America	1/11/2019	440,600,000	3,902,050	4,021,186	119,136
euro	Sell	Bank of America	1/11/2019	3,392,519	3,902,050	3,889,541	12,509
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$172,842

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Morgan Stanley	1/11/2019	38,886	$44,509	$44,583	$(74)
Japanese yen	Sell	Bank of America	1/11/2019	220,300,000	1,947,278	2,010,593	(63,315)
Japanese yen	Sell	Citibank	1/11/2019	220,300,000	1,945,649	2,010,593	(64,944)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(128,333)

Open Futures Contracts at December 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini NASDAQ 100	March 2019	20	Short	$(2,648,705)	$(2,533,300)	$ 115,405
MSCI EAFE, e-mini	March 2019	21	Short	(1,841,341)	(1,801,800)	39,541
Total Unrealized Appreciation on Open Futures Contracts						$ 154,946

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2019	34	Long	$ 4,503,456	$ 4,258,840	$ (244,616)
MSCI EMGMKT	March 2019	37	Long	1,799,781	1,788,580	(11,201)
Nikkei 225	March 2019	17	Long	1,812,256	1,688,100	(124,156)
U.S. 10-Year Treasury Note	March 2019	71	Short	(8,456,088)	(8,663,109)	(207,021)
Ultra Long U.S. Treasury Bond	March 2019	15	Short	(2,282,669)	(2,409,844)	(127,175)
Total Unrealized Depreciation on Open Futures Contracts						$ (714,169)

60	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2018

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$166,138	$–	$–	$166,138
Total	$166,138	$–	$–	$166,138
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$173	$–	$173
Liabilities	–	(128)	–	(128)
Futures Contracts
Assets	155	–	–	155
Liabilities	(714)	–	–	(714)
Total	$(559)	$45	$–	$(514)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2018.

See Notes to Financial Statements.	61

Statements of Assets and Liabilities

December 31, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$183,204,130	$45,541,573
Investments in securities, at fair value	$176,379,464	$43,541,153
Cash	13,945	16,697
Deposits with brokers for futures collateral	866,640	57,623
Deposits with brokers for swaps collateral	1,825,534	139,585
Receivables:
Interest and dividends	2,790,809	663,548
Capital shares sold	828,386	206,060
From advisor (See Note 3)	408	33,626
Variation margin for centrally cleared credit default swap agreements	–	1,709
Prepaid expenses and other assets	39,245	45,379
Total assets	182,744,431	44,705,380
LIABILITIES:
Payables:
Capital shares reacquired	31,355	139,522
Variation margin for futures contracts	127,551	8,217
Management fee	75,633	26,861
Directors’ fees	73,108	3,526
12b-1 distribution plan	10,693	6,180
Fund administration	6,051	1,535
Variation margin for centrally cleared credit default swap agreements	78,657	–
Unrealized depreciation on forward foreign currency exchange contracts	19,023	–
Distributions payable	825,867	177,545
Accrued expenses	140,221	71,232
Total liabilities	1,388,159	434,618
NET ASSETS	$181,356,272	$44,270,762
COMPOSITION OF NET ASSETS:
Paid-in capital	$298,643,888	$47,672,309
Total distributable earnings (loss)	(117,287,616)	(3,401,547)
Net Assets	$181,356,272	$44,270,762

62	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net assets by class:
Class A Shares	$9,635,647	$8,729,058
Class C Shares	$1,768,556	$1,925,504
Class F Shares	$3,820,870	$24,115,069
Class F3 Shares	$428,654	$10,170
Class I Shares	$164,990,119	$8,890,944
Class R2 Shares	$66,478	$125,060
Class R3 Shares	$255,489	$125,057
Class R4 Shares	$55,058	$13,792
Class R5 Shares	$18,485	$240,210
Class R6 Shares	$316,916	$95,898
Outstanding shares by class:
Class A Shares (415 and 350 million shares of common stock authorized, $.001 par value)	2,005,682	610,124
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	365,890	134,578
Class F Shares (100 and 85 million shares of common stock authorized, $.001 par value)	795,794	1,684,957
Class F3 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	89,351	710.82
Class I Shares (200 and 185 million shares of common stock authorized, $.001 par value)	34,399,431	621,428
Class R2 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	13,805	8,743
Class R3 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	53,282	8,742
Class R4 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	11,464	964.26
Class R5 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	3,853	16,789
Class R6 Shares (20 and 15 million shares of common stock authorized, $.001 par value)	66,048	6,702
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.80	$14.31
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.91	$14.64
Class C Shares-Net asset value	$4.83	$14.31
Class F Shares-Net asset value	$4.80	$14.31
Class F3 Shares-Net asset value	$4.80	$14.31
Class I Shares-Net asset value	$4.80	$14.31
Class R2 Shares-Net asset value	$4.82	$14.30
Class R3 Shares-Net asset value	$4.80	$14.31
Class R4 Shares-Net asset value	$4.80	$14.30
Class R5 Shares-Net asset value	$4.80	$14.31
Class R6 Shares-Net asset value	$4.80	$14.31

See Notes to Financial Statements.	63

Statements of Assets and Liabilities (continued)

December 31, 2018

	Global Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$10,992,013	$–
Investments in Underlying Funds, at cost	–	192,163,712
Investments in securities, at fair value	$10,756,433	$–
Investments in Underlying Funds, at fair value	–	166,138,265
Cash	54,580	–
Deposits with brokers for futures collateral	5,229	447,991
Deposits with brokers for swaps collateral	164,762	–
Foreign cash, at value (cost $4,563 and $0, respectively)	4,185	–
Receivables:
Interest and dividends	111,889	–
Interest and dividends from Underlying Funds	–	224,479
Capital shares sold	26,440	138,485
From advisor (See Note 3)	19,443	5,577
Investment in Underlying Funds sold	–	972,722
Variation margin for futures contracts	599	–
Variation margin for centrally cleared credit default swap agreements	286	–
Unrealized appreciation on forward foreign currency exchange contracts	40,460	172,842
Prepaid expenses and other assets	42,327	20,293
Total assets	11,226,633	168,120,654
LIABILITIES:
Payables:
Investment securities purchased	1,129,014	–
Investment in Underlying Funds purchased	–	232,374
Capital shares reacquired	–	927,337
To bank	–	797,192
Directors’ fees	225	50,013
12b-1 distribution plan	928	40,934
Variation margin for futures contracts	–	41,220
Offering costs	22,665	–
Management fee	3,600	14,770
Fund administration	335	5,908
Unrealized depreciation on forward foreign currency exchange contracts	7,718	128,333
Distributions payable	26,440	–
Accrued expenses	51,816	64,449
Total liabilities	1,242,741	2,302,530
NET ASSETS	$9,983,892	$165,818,124
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,267,248	$205,948,453
Total distributable earnings (loss)	(283,356)	(40,130,329)
Net Assets	$9,983,892	$165,818,124

64	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2018

	Global Bond Fund	Multi-Asset Global Opportunity Fund

Net assets by class:
Class A Shares	$1,969,184	$107,446,961
Class C Shares	$245,293	$22,019,333
Class F Shares	$1,970,840	$3,883,704
Class F3 Shares	$1,478,896	$9,651
Class I Shares	$1,970,841	$3,313,108
Class R2 Shares	–	$377,122
Class R3 Shares	$245,824	$2,429,759
Class R4 Shares	$246,090	$448,605
Class R5 Shares	$246,356	$36,159
Class R6 Shares	$1,610,568	$25,853,722
Outstanding shares by class:
Class A Shares (415 and 430 million shares of common stock authorized, $.001 par value)	202,860	10,815,656
Class C Shares (100 and 20 million shares of common stock authorized, $.001 par value)	25,269	2,479,432
Class F Shares (100 and 20 million shares of common stock authorized, $.001 par value)	203,031	390,801
Class F3 Shares (100 and 20 million shares of common stock authorized, $.001 par value)	152,352	963
Class I Shares (200 and 15 million shares of common stock authorized, $.001 par value)	203,030	331,023
Class R2 Shares (20 and 20 million shares of common stock authorized, $.001 par value)	–	37,125
Class R3 Shares (20 and 20 million shares of common stock authorized, $.001 par value)	25,324	242,849
Class R4 Shares (20 and 20 million shares of common stock authorized, $.001 par value)	25,351	45,208
Class R5 Shares (20 and 20 million shares of common stock authorized, $.001 par value)	25,379	3,610
Class R6 Shares (100 and 20 million shares of common stock authorized, $.001 par value)	165,915	2,578,926
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.71	$ 9.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$9.93	$10.16
Class C Shares-Net asset value	$9.71	$ 8.88
Class F Shares-Net asset value	$9.71	$ 9.94
Class F3 Shares-Net asset value	$9.71	$10.02
Class I Shares-Net asset value	$9.71	$10.01
Class R2 Shares-Net asset value	–	$10.16
Class R3 Shares-Net asset value	$9.71	$10.01
Class R4 Shares-Net asset value	$9.71	$ 9.92
Class R5 Shares-Net asset value	$9.71	$10.02
Class R6 Shares-Net asset value	$9.71	$10.02

See Notes to Financial Statements.	65

Statements of Operations

For the Year Ended December 31, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$6,281
Interest and other (net of foreign withholding taxes of $32,609 and $1,286, respectively)	8,668,932	2,707,843
Total investment income	8,668,932	2,714,124
Expenses:
Management fee	951,620	366,859
12b-1 distribution plan-Class A	27,484	23,096
12b-1 distribution plan-Class B	20	–
12b-1 distribution plan-Class C	19,669	19,094
12b-1 distribution plan-Class F	7,656	28,922
12b-1 distribution plan-Class R2	442	756
12b-1 distribution plan-Class R3	1,346	635
12b-1 distribution plan-Class R4	229	49
Registration	134,366	125,456
Professional	110,481	51,404
Shareholder servicing	57,772	78,672
Fund administration	76,130	20,963
Reports to shareholders	49,751	24,971
Custody	47,295	13,818
Directors’ fees	6,735	1,832
Other	41,502	16,843
Gross expenses	1,532,498	773,370
Expense reductions (See Note 9)	(642)	(1,196)
Fees waived and expenses reimbursed (See Note 3)	(2,600)	(255,586)
Net expenses	1,529,256	516,588
Net investment income	7,139,676	2,197,536
Net realized and unrealized gain (loss):
Net realized loss on investments	(7,130,085)	(1,188,320)
Net realized gain on futures contracts	430,061	194,853
Net realized gain (loss) on foreign currency exchange contracts	(4,864,768)	17,035
Net realized gain on swap contracts	990,772	810
Net realized gain (loss) on foreign currency related transactions	574,979	(1,564)
Net change in unrealized appreciation/depreciation on investments	(4,854,838)	(3,349,085)
Net change in unrealized appreciation/depreciation on futures contracts	(120,450)	(88,535)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(3,285,168)	2,546
Net change in unrealized appreciation/depreciation on swap contracts	(741,705)	(2,765)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	18,119	23
Net realized and unrealized loss	(18,983,083)	(4,415,002)
Net Decrease in Net Assets Resulting From Operations	$(11,843,407)	$(2,217,466)

*	For the period July 26, 2018 (commencement of operations) to December 31, 2018.

66	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended December 31, 2018

	Global Bond Fund*	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$5,758,423
Interest and other (net of foreign withholding taxes of $1,285 and $0, respectively)	146,422	3,567
Total investment income	146,422	5,761,990
Expenses:
Management fee	18,416	539,453
12b-1 distribution plan-Class A	1,710	324,805
12b-1 distribution plan-Class B	–	1,026
12b-1 distribution plan-Class C	1,068	290,499
12b-1 distribution plan-Class F	856	5,351
12b-1 distribution plan-Class R2	–	2,759
12b-1 distribution plan-Class R3	534	15,052
12b-1 distribution plan-Class R4	267	1,138
Shareholder servicing	1,058	231,258
Registration	227	128,998
Professional	46,943	42,553
Fund administration	1,713	86,312
Reports to shareholders	1,500	78,280
Offering costs	31,297	–
Custody	2,000	8,772
Directors’ fees	248	7,734
Other	6,459	12,765
Gross expenses	114,296	1,776,755
Expense reductions (See Note 9)	(89)	(4,121)
Fees waived and expenses reimbursed (See Note 3)	(87,336)	(323,672)
Net expenses	26,871	1,448,962
Net investment income	119,551	4,313,028
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	5,725,015
Net realized gain on investments in Underlying Funds	–	3,357,170
Net realized loss on investments	(46,685)	–
Net realized gain (loss) on futures contracts	8,523	(1,909,484)
Net realized loss on foreign currency exchange contracts	(20,180)	(2,087,091)
Net realized loss on swap contracts	(363)	(358,629)
Net realized loss on foreign currency related transactions	(2,620)	(22,717)
Net change in unrealized appreciation/depreciation on investments	(235,580)	–
Net change in unrealized appreciation/depreciation in Underlying Funds	–	(32,182,932)
Net change in unrealized appreciation/depreciation on futures contracts	1,257	(888,065)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	32,742	606,228
Net change in unrealized appreciation/depreciation on swap contracts	(3,188)	207,784
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(753)	(38)
Net realized and unrealized loss	(266,847)	(27,552,759)
Net Decrease in Net Assets Resulting From Operations	$(147,296)	$(23,239,731)

See Notes to Financial Statements.	67

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
DECREASE IN NET ASSETS	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Operations:
Net investment income	$7,139,676	$5,095,049
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(9,999,041)	12,953,445
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(8,984,042)	9,740,288
Net increase (decrease) in net assets resulting from operations	(11,843,407)	27,788,782
Distributions to shareholders(1)
Class A	(610,286)	(790,103)
Class B	(67)	(1,236)
Class C	(95,282)	(135,794)
Class F	(328,831)	(336,935)
Class F3	(19,691)	(5,303)
Class I	(7,650,080)	(10,067,669)
Class R2	(3,022)	(3,502)
Class R3	(11,364)	(11,481)
Class R4	(4,365)	(980)
Class R5	(805)	(489)
Class R6	(20,341)	(19,673)
Return of capital
Class A	(119,463)	–
Class B	(13)	–
Class C	(18,652)	–
Class F	(64,368)	–
Class F3	(3,855)	–
Class I	(1,497,504)	–
Class R2	(592)	–
Class R3	(2,224)	–
Class R4	(855)	–
Class R5	(157)	–
Class R6	(3,982)	–
Total distributions to shareholders	(10,455,799)	(11,373,165)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	44,806,767	15,270,481
Reinvestment of distributions	10,226,356	11,116,218
Cost of shares reacquired	(70,149,775)	(211,222,674)
Net decrease in net assets resulting from capital share transactions	(15,116,652)	(184,835,975)
Net decrease in net assets	(37,415,858)	(168,420,358)
NET ASSETS:
Beginning of year	$218,772,130	$387,192,488
End of year	$181,356,272	$218,772,130
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018 for net investment income and net realized gain. For the year ended December 31, 2017, the source of distributions represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018. For the year ended December 31, 2017, the undistributed net investment income was $2,294,021.

68	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2018	December 31, 2017
Operations:
Net investment income	$2,197,536	$1,750,531
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(977,186)	956,181
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(3,437,816)	638,596
Net increase (decrease) in net assets resulting from operations	(2,217,466)	3,345,308
Distributions to shareholders(1)
Class A	(525,395)	(634,749)
Class C	(87,597)	(75,676)
Class F	(1,336,146)	(1,127,060)
Class F3	(504)	(445)
Class I	(441,684)	(567,183)
Class R2	(6,030)	(6,740)
Class R3	(6,069)	(6,847)
Class R4	(907)	(578)
Class R5	(5,238)	(2,261)
Class R6	(1,003)	(631)
Total distributions to shareholders	(2,410,573)	(2,422,170)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	28,135,455	41,272,630
Reinvestment of distributions	2,376,352	2,359,131
Cost of shares reacquired	(37,361,261)	(18,806,930)
Net increase (decrease) in net assets resulting from capital share transactions	(6,849,454)	24,824,831
Net increase (decrease) in net assets	(11,477,493)	25,747,969
NET ASSETS:
Beginning of year	$55,748,255	$30,000,286
End of year	$44,270,762	$55,748,255
Distributions in excess of net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended December 31, 2017, the source of distributions was as follows: - Net investment income. - Class A $(492,724), Class C $(54,624), Class F $(873,138), Class F3 $(341), Class I $(451,584), Class R2 $(5,457), Class R3 $(5,476), Class R4 $(463), Class R5 $(1,729) and Class R6 $(514). Net realized gain - Class A $(142,025), Class C $(21,052), Class F $(253,922), Class F3 $(104), Class I $(115,599), Class R2 $(1,283), Class R3 $(1,371), Class R4 $(115), Class R5 $(532) and Class R6 $(117).
(2)	The SEC eliminated the requirement to disclose distributions in excess of net investment income in 2018. For the year ended December 31, 2017, the distributions in excess of net investment income was $(2,339).

See Notes to Financial Statements.	69

Statements of Changes in Net Assets (continued)

Global Bond Fund
INCREASE IN NET ASSETS	For the Period Ended December 31, 2018*
Operations:
Net investment income	$119,551
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(61,325)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(205,522)
Net decrease in net assets resulting from operations	(147,296)
Distributions to shareholders
Class A	(27,918)
Class C	(2,632)
Class F	(29,639)
Class F3	(23,001)
Class I	(29,638)
Class R3	(3,168)
Class R4	(3,437)
Class R5	(3,706)
Class R6	(23,254)
Total distributions to shareholders	(146,393)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	10,131,452
Reinvestment of distributions	146,129
Net increase in net assets resulting from capital share transactions	10,277,581
Net increase in net assets	9,983,892
NET ASSETS:
Beginning of year	$–
End of year	$9,983,892

*	For the period July 26, 2018 (commencement of operations) to December 31, 2018.

70	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2018	December 31, 2017
Operations:
Net investment income	$4,313,028	$5,886,494
Capital gain distributions received from Underlying Funds	5,725,015	4,835,180
Net realized loss on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(4,377,921)	(122,071)
Net realized gain (loss) on investments in Underlying Funds	3,357,170	(6,577,551)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(32,182,932)	25,693,969
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(74,091)	(1,659,626)
Net increase (decrease) in net assets resulting from operations	(23,239,731)	28,056,395
Distributions to shareholders(1)
Class A	(3,905,967)	(4,709,591)
Class B	–	(23,724)
Class C	(719,149)	(1,010,951)
Class F	(153,588)	(202,526)
Class F3	(668)	(623)
Class I	(221,176)	(427,939)
Class R2	(11,269)	(16,509)
Class R3	(79,916)	(138,199)
Class R4	(15,274)	(8,388)
Class R5	(1,306)	(1,027)
Class R6	(1,057,075)	(1,792,030)
Total distributions to shareholders	(6,165,388)	(8,331,507)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	32,432,012	57,086,222
Reinvestment of distributions	5,900,462	7,672,305
Cost of shares reacquired	(89,401,213)	(78,397,900)
Net decrease in net assets resulting from capital share transactions	(51,068,739)	(13,639,373)
Net increase (decrease) in net assets	(80,473,858)	6,085,515
NET ASSETS:
Beginning of year	$246,291,982	$240,206,467
End of year	$165,818,124	$246,291,982
Distributions in excess of net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended December 31, 2017, the source of distributions represents net investment income.
(2)	The SEC eliminated the requirement to disclose distributions in excess of net investment income in 2018. For the year ended December 31, 2017, the distributions in excess of net investment income was $(34,729).

See Notes to Financial Statements.	71

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2018	$5.42	$0.18	$(0.53)	$(0.35)	$(0.22)	$(0.05)	$(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)
Class C
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)
Class F
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)
Class F3
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(c)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)
Class R2
12/31/2018	5.43	0.17	(0.53)	(0.36)	(0.21)	(0.04)	(0.25)
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)
Class R3
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)

72	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.80	(6.55)	0.98		3.41		$9,636	135
5.42	10.73	0.94		1.84		17,746	35
5.11	5.68	0.99		1.51		18,357	90
5.10	(8.95)	0.98		1.10		20,466	52
5.76	(5.49)	0.98		0.93		30,554	113

4.83	(7.06)	1.59		2.84		1,769	135
5.45	10.03	1.55		1.22		3,158	35
5.14	5.03	1.60		0.91		4,025	90
5.13	(9.44)	1.59		0.49		5,558	52
5.79	(6.19)	1.61		0.31		9,675	113

4.80	(6.44)	0.87		3.36		3,821	135
5.42	10.83	0.84		1.94		7,311	35
5.11	5.79	0.89		1.61		7,366	90
5.10	(8.86)	0.88		1.19		9,439	52
5.76	(5.40)	0.88		1.03		21,550	113

4.80	(6.19)	0.76		3.84		429	135
5.41	5.45 (d)	0.75	(e)	2.06	(e)	457	35

4.80	(6.19)	0.78		3.81		164,990	135
5.41	10.96	0.74		2.03		189,184	35
5.10	5.90	0.79		1.71		356,968	90
5.09	(8.79)	0.78		1.29		442,393	52
5.75	(5.32)	0.78		1.12		317,393	113

4.82	(6.71)	1.38		3.22		66	135
5.43	10.28	1.34		1.44		79	35
5.12	5.26	1.39		1.11		96	90
5.11	(9.30)	1.38		0.70		101	52
5.77	(5.85)	1.37		0.51		110	113

4.80	(6.85)	1.28		3.39		255	135
5.41	10.42	1.23		1.55		264	35
5.10	5.38	1.28		1.22		296	90
5.09	(9.24)	1.27		0.81		285	52
5.75	(5.77)	1.27		0.65		524	113

See Notes to Financial Statements.	73

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R4
12/31/2018	$5.42	$0.18	$(0.53)	$(0.35)	$(0.22)	$(0.05)	$(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(f)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.80	(6.60)		1.03		3.53		$55	135
5.42	10.67		0.99		1.83		27	35
5.11	5.67		1.01		1.50		10	90
5.10	(6.44	)(d)	1.01	(e)	1.13	(e)	9	52

4.80	(6.17)		0.76		4.03		18	135
5.41	10.97		0.73		2.06		11	35
5.10	5.94		0.75		1.76		10	90
5.09	(6.34	)(d)	0.76	(e)	1.37	(e)	9	52

4.80	(6.17)		0.76		3.74		317	135
5.41	10.99		0.74		2.11		524	35
5.10	6.04		0.66		1.85		10	90
5.09	(6.29	)(d)	0.67	(e)	1.47	(e)	9	52

See Notes to Financial Statements.	75

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2018	$15.54	$0.61	$(1.16)	$(0.55)	$(0.65)	$(0.03)	$(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (c)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)	(1.12)
Class C
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (c)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)	(1.00)
Class F
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (c)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)	(1.14)
Class F3
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(d)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
Class R2
12/31/2018	15.54	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
Class R3
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.31	(3.65)	1.05		1.54		4.14		$8,729	56
15.54	8.54	1.05		1.55		3.80		13,809	81
15.08	9.03	1.05		1.67		4.03		7,535	104
14.45	1.77	1.05		1.71		4.03		13,843	148
14.85	6.76	1.05		2.62		4.27		6,745	293

14.31	(4.28)	1.71		2.20		3.50		1,926	56
15.55	7.85	1.76		2.27		3.10		2,261	81
15.07	8.23	1.70		2.34		3.27		1,212	104
14.45	1.04	1.77		2.46		3.38		581	148
14.85	5.90	1.81		3.27		3.34		473	293

14.31	(3.63)	0.95		1.44		4.22		24,115	56
15.55	8.71	0.95		1.45		3.89		27,640	81
15.08	9.10	0.95		1.57		4.09		12,321	104
14.45	1.83	0.95		1.50		3.82		12,604	148
14.85	6.86	0.94		2.49		4.36		170	293

14.31	(3.32)	0.68		1.21		4.49		10	56
15.55	5.21 (e)	0.67	(f)	1.24	(f)	4.15	(f)	11	81

14.31	(3.46)	0.85		1.35		4.35		8,891	56
15.55	8.84	0.85		1.37		4.04		11,674	81
15.08	9.18	0.85		1.47		4.26		8,636	104
14.45	1.98	0.85		1.50		4.26		10,634	148
14.85	6.97	0.85		2.43		4.47		5,134	293

14.30	(3.52)	0.85		1.95		4.36		125	56
15.54	8.84	0.85		1.97		4.05		130	81
15.07	9.18	0.85		2.08		4.23		119	104
14.45	1.98	0.85		2.14		4.31		109	148
14.85	6.97	0.85		3.03		4.47		107	293

14.31	(3.53)	0.85		1.85		4.35		125	56
15.54	8.84	0.85		1.87		4.04		148	81
15.07	9.18	0.85		1.98		4.23		119	104
14.45	1.98 (e)	0.85		2.04		4.31		109	148
14.85	6.97	0.85		2.93		4.47		107	293

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
12/31/2018	$15.54	$0.60	$(1.17)	$(0.57)	$(0.64)	$(0.03)	$(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
6/30/2015 to 12/31/2015(g)	14.97	0.29	(0.49)	(0.20)	(0.32)	– (c)	(0.32)
Class R5
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.49)	(0.18)	(0.34)	– (c)	(0.34)
Class R6
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.48)	(0.17)	(0.35)	– (c)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.30	(3.77)		1.10		1.57		4.08		$14	56
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(e)	1.10	(f)	1.71	(f)	3.91	(f)	10	148

14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(e)	0.85	(f)	1.46	(f)	4.17	(f)	10	148

14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(e)	0.79	(f)	1.37	(f)	4.23	(f)	10	148

See Notes to Financial Statements.	79

Financial Highlights

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
7/26/2018 to
12/31/2018(e)(f)	$10.00	$0.11	$(0.26)	$(0.15)	$(0.14)	$(0.14)	$9.71
Class C
7/26/2018 to
12/31/2018(e)(f)	10.00	0.08	(0.27)	(0.19)	(0.10)	(0.10)	9.71
Class F
7/26/2018 to
12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71
Class F3
7/26/2018 to
12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	(0.15)	9.71
Class I
7/26/2018 to
12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71
Class R3
7/26/2018 to
12/31/2018(e)(f)	10.00	0.10	(0.26)	(0.16)	(0.13)	(0.13)	9.71
Class R4
7/26/2018 to
12/31/2018(e)(f)	10.00	0.11	(0.26)	(0.15)	(0.14)	(0.14)	9.71
Class R5
7/26/2018 to
12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71
Class R6
7/26/2018 to
12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	(0.15)	9.71

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(f)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(g)	Total return for the period 7/26/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F, (1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5, (1.38)% for Class R6.

80	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total return(b)(c) (%)		Total expenses after waivers and/or reim- bursements(d) (%)	Total expenses(d) (%)	Net invest- ment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(1.42	)(g)	0.78	2.77	2.64	$1,969	123
(1.76	)(g)	1.58	3.57	1.84	245	123
(1.33	)(g)	0.58	2.67	2.84	1,971	123
(1.28	)(g)	0.46	2.55	2.96	1,479	123
(1.33	)(g)	0.58	2.57	2.84	1,971	123
(1.54	)(g)	1.08	3.07	2.34	246	123
(1.44	)(g)	0.83	2.82	2.59	246	123
(1.33	)(g)	0.58	2.57	2.84	246	123
(1.28	)(g)	0.46	2.56	2.96	1,611	123

See Notes to Financial Statements.	81

Financial Highlights

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2018	$11.63	$0.24	$(1.59)	$(1.35)	$(0.35)	$–	$(0.35)
12/31/2017	10.69	0.28	1.06	1.34	(0.40)	–	(0.40)
12/31/2016	10.28	0.37	0.52	0.89	(0.36)	(0.12)	(0.48)
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	(0.91)
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	(0.73)
Class C
12/31/2018	10.44	0.13	(1.41)	(1.28)	(0.28)	–	(0.28)
12/31/2017	9.64	0.18	0.95	1.13	(0.33)	–	(0.33)
12/31/2016	9.31	0.26	0.48	0.74	(0.29)	(0.12)	(0.41)
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	(0.83)
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	(0.65)
Class F
12/31/2018	11.63	0.24	(1.56)	(1.32)	(0.37)	–	(0.37)
12/31/2017	10.70	0.30	1.05	1.35	(0.42)	–	(0.42)
12/31/2016	10.29	0.37	0.54	0.91	(0.38)	(0.12)	(0.50)
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	(0.93)
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	(0.75)
Class F3
12/31/2018	11.72	0.28	(1.60)	(1.32)	(0.38)	–	(0.38)
4/4/2017 to 12/31/2017(d)	11.11	0.28	0.70	0.98	(0.37)	–	(0.37)
Class I
12/31/2018	11.71	0.21	(1.53)	(1.32)	(0.38)	–	(0.38)
12/31/2017	10.77	0.32	1.05	1.37	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	(0.94)
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	(0.76)
Class R2
12/31/2018	11.88	0.20	(1.61)	(1.41)	(0.31)	–	(0.31)
12/31/2017	10.92	0.26	1.06	1.32	(0.36)	–	(0.36)
12/31/2016	10.49	0.35	0.53	0.88	(0.33)	(0.12)	(0.45)
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	(0.87)
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	(0.69)
Class R3
12/31/2018	11.71	0.21	(1.59)	(1.38)	(0.32)	–	(0.32)
12/31/2017	10.76	0.25	1.07	1.32	(0.37)	–	(0.37)
12/31/2016	10.34	0.35	0.53	0.88	(0.34)	(0.12)	(0.46)
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	(0.88)
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	(0.70)

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.93	(11.69)	0.64		0.80		2.10		$107,447	37
11.63	12.65	0.63		0.78		2.52		139,432	58
10.69	8.86	0.38		0.79		3.56		138,336	24
10.28	(7.43)	0.35		0.74		2.90		160,336	22
12.04	2.15	0.34		0.74		3.12		167,387	41

8.88	(12.34)	1.39		1.54		1.27		22,019	37
10.44	11.77	1.38		1.53		1.75		32,425	58
9.64	8.15	1.12		1.54		2.79		34,137	24
9.31	(8.18)	1.10		1.49		2.14		42,026	22
11.00	1.47	1.08		1.48		2.36		45,990	41

9.94	(11.47)	0.49		0.65		2.14		3,884	37
11.63	12.71	0.48		0.63		2.69		5,879	58
10.70	9.01	0.23		0.64		3.57		4,867	24
10.29	(7.28)	0.20		0.59		2.98		8,747	22
12.05	2.39	0.19		0.59		3.30		12,885	41

10.02	(11.34)	0.30		0.45		2.49		10	37
11.72	8.84 (e)	0.29	(f)	0.44	(f)	3.25	(f)	20	58

10.01	(11.40)	0.39		0.54		1.78		3,313	37
11.71	12.83	0.38		0.53		2.82		13,497	58
10.77	9.18	0.13		0.54		3.89		11,092	24
10.35	(7.23)	0.10		0.48		3.21		10,633	22
12.12	2.47	0.09		0.49		3.34		42,754	41

10.16	(11.96)	1.00		1.15		1.69		377	37
11.88	12.21	0.98		1.13		2.29		585	58
10.92	8.52	0.73		1.14		3.33		408	24
10.49	(7.75)	0.70		1.09		2.81		364	22
12.27	1.86	0.69		1.09		2.88		116	41

10.01	(11.93)	0.89		1.05		1.81		2,430	37
11.71	12.38	0.86		1.01		2.19		3,977	58
10.76	8.65	0.63		1.04		3.34		6,401	24
10.34	(7.69)	0.58		0.97		2.66		6,322	22
12.11	2.01	0.55		0.95		2.91		6,780	41

See Notes to Financial Statements.	83

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
12/31/2018	$11.62	$0.25	$(1.60)	$(1.35)	$(0.35)	$–	$(0.35)
12/31/2017	10.69	0.36	0.98	1.34	(0.41)	–	(0.41)
12/31/2016	10.28	0.38	0.51	0.89	(0.36)	(0.12)	(0.48)
6/30/2015 to 12/31/2015(g)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	(0.73)
Class R5
12/31/2018	11.72	0.28	(1.60)	(1.32)	(0.38)	–	(0.38)
12/31/2017	10.78	0.35	1.02	1.37	(0.43)	–	(0.43)
12/31/2016	10.36	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
6/30/2015 to 12/31/2015(g)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	(0.74)
Class R6
12/31/2018	11.72	0.27	(1.59)	(1.32)	(0.38)	–	(0.38)
12/31/2017	10.77	0.33	1.05	1.38	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.53	0.94	(0.40)	(0.12)	(0.52)
6/30/2015 to 12/31/2015(g)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	(0.75)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.92	(11.68)		0.65		0.80		2.26		$449	37
11.62	12.66		0.62		0.77		3.11		324	58
10.69	8.88		0.36		0.78		3.67		10	24
10.28	(8.18	)(e)	0.31	(f)	0.74	(f)	2.79	(f)	9	22

10.02	(11.37)		0.39		0.54		2.46		36	37
11.72	12.82		0.37		0.52		2.97		33	58
10.78	9.28		0.11		0.52		3.92		10	24
10.36	(8.10	)(e)	0.07	(f)	0.49	(f)	3.03	(f)	9	22

10.02	(11.34)		0.28		0.43		2.32		25,854	37
11.72	12.97		0.27		0.42		2.91		49,548	58
10.77	9.23		0.13		0.39		3.92		43,320	24
10.35	(8.09	)(e)	0.09	(f)	0.37	(f)	3.02	(f)	34,823	22

See Notes to Financial Statements.	85

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes at December 31, 2018.

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund” formerly “Emerging Markets Currency Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

Class F3 shares commenced on April 4, 2017. Emerging Markets Corporate Debt Fund, Global Bond Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A Shares. Global Bond Fund commenced operations on July 26, 2018.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Global Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars

Notes to Financial Statements (continued)

upon closing of such contracts is included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the

Notes to Financial Statements (continued)

agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Fund, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Fund, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Floating Rate Loans–Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower

Notes to Financial Statements (continued)

prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes. As of December 31, 2018, each Fund had no unfunded loan commitments.

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

Multi-Asset Global Opportunity Fund’s management fee is ..25% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2018, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.21%
Global Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each funds average daily net asset.

For the fiscal year ended December 31, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.71%	(1)

(1)	Prior to May 1, 2018, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the annual rate of .67%.

Notes to Financial Statements (continued)

For the period from August 1, 2018 through December 31, 2018 and continuing through April 30, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Global Bond Fund	.58%	.46%

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

For the fiscal year ended December 31, 2018 and continuing through April 30, 2019, Lord Abbett is waiving .15% of its annual management fee on a voluntary basis for Multi-Asset Global Opportunity Fund. Lord Abbett may discontinue the voluntary waiver at any time without notice.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)(5)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A share Rule 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Class B shares closed on April 25, 2018.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C share Rule 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(5)	For the period from August 1, 2018 through December 31, 2018 and continuing through April 30, 2020, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$385	$1,975
Emerging Markets Corporate Debt Fund	1,693	8,776
Global Bond Fund	385	1,975
Multi-Asset Global Opportunity Fund	15,342	99,106

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2018:

Notes to Financial Statements (continued)

	Class A	Class C
Emerging Markets Bond Fund	$990	$34
Emerging Markets Corporate Debt Fund	424	494
Global Bond Fund	–	–
Multi-Asset Global Opportunity Fund	4,796	3,109

Other Related Parties

As of December 31, 2018, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 42.80%, 7.87% and 40.00%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund, and Global Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2018 and 2017 was as follows:

	Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2018	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$8,744,134	$11,373,165	$2,410,573	$2,152,985
Net long-term capital gains	–	–	–	269,185
Return of Capital	1,711,665	–	–	–
Total distributions paid	$10,455,799	$11,373,165	$2,410,573	$2,422,170

	Global Bond Fund		Multi-Asset Global Opportunity Fund
	Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2018	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$146,393	$–	$6,165,388	$8,331,507
Net long-term capital gains	–	–	–	–
Total distributions paid	$146,393	$–	$6,165,388	$8,331,507

Notes to Financial Statements (continued)

As of December 31, 2018, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Capital loss carryforwards*	$(109,365,705)	$(1,221,733)
Temporary differences	(898,975)	(15,778)
Unrealized losses – net	(7,022,936)	(2,164,036)
Total accumulated losses – net	$(117,287,616)	$(3,401,547)

	Global Bond Fund	Multi-Asset Global Opportunity Fund
Capital loss carryforwards*	$(16,718)	$(7,164,492)
Temporary differences	(2,521)	(50,013)
Unrealized losses – net	(264,117)	(32,915,824)
Total accumulated losses – net	$(283,356)	$(40,130,329)

*	The capital losses will carry forward indefinitely.

As of December 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$183,341,287	$45,608,930
Gross unrealized gain	1,063,727	366,068
Gross unrealized loss	(8,084,505)	(2,530,090)
Net unrealized security loss	$(7,020,778)	$(2,164,022)

	Global Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$11,050,608	$198,539,375
Gross unrealized gain	88,444	327,788
Gross unrealized loss	(351,808)	(33,243,612)
Net unrealized security loss	$(263,364)	$(32,915,824)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, other financial instruments, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended December 31, 2018 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Total distributable earnings (loss)	Paid-in Capital
Global Bond Fund	$10,333	$(10,333)
Multi-Asset Global Opportunity Fund	130,346	(130,346)

The permanent differences are primarily attributable to the tax treatment of certain distributions and certain expenses.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2018 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Emerging Markets Bond Fund	$18,265,848	$214,594,735	$26,110,121	$181,798,171
Emerging Markets Corporate Debt Fund	–	28,078,616	–	32,585,258
Global Bond Fund	11,871,105	10,594,540	10,085,159	1,533,978
Multi-Asset Global Opportunity Fund	–	79,105,117	–	130,850,994

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2018, Emerging Markets Bond Fund engaged in cross-trades sales of $12,557,092 which resulted in a net realized loss of $116,381.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended December 31, 2018 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Each Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund entered into credit default swaps on indexes for the fiscal year ended December 31, 2018 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange

Notes to Financial Statements (continued)

of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Emerging Markets Bond Fund, Emerging Markets Corporate Debt, Global Bond Fund and Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Bond Fund entered into interest rate swaps for the fiscal year ended December 31, 2018 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Multi-Asset Global Opportunity Fund entered into total return swaps on indexes for the fiscal year ended December 31, 2018 (as described in note 2(o)) to hedge credit risk. The Funds may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of December 31, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

		Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(1)	$509,806	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(2)	–	–	$25,530
Forward Foreign Currency Exchange Contracts(4)	–	$19,023	–
Futures Contracts(1)	$524,208	–	–

Notes to Financial Statements (continued)

	Emerging Markets Corporate Debt Fund
		Interest
		Rate	Credit
Asset Derivatives		Contracts	Contracts
Futures Contracts(1)		$125,386	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(2)		–	$2,765
Futures Contracts(1)		$218,866	–

	Global Bond Fund
	Interest	Foreign
	Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(3)	–	$40,460	–
Futures Contracts(1)	$8,715	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(2)	–	–	$3,188
Forward Foreign Currency Exchange Contracts(4)	–	$7,718	–
Futures Contracts(1)	$7,458	–	–

	Multi-Asset Global Opportunity Fund
	Interest	Foreign
	Rate	Currency	Equity
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(3)	–	$172,842	–
Futures Contracts(1)	–	–	$154,946

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	$128,333	–
Futures Contracts(1)	$334,196	–	$379,973

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the year ended December 31, 2018, were as follows:

	Emerging Markets Bond Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Centrally Cleared Interest Rate Swap Contracts(1)	$1,236,886	–	–
Credit Default Swaps Contracts(1)	–	–	$(246,114)
Forward Foreign Currency Exchange Contracts(2)	–	$(4,864,768)	–
Futures Contracts(3)	$430,061	–	–
Net Change in Unrealized Appreciation/Depreciation
Centrally Cleared Interest Rate Swap Contracts(4)	$(716,175)	–	–
Credit Default Swaps Contracts(4)	–	–	$(25,530)
Forward Foreign Currency Exchange Contracts(5)	–	$(3,285,168)	–
Futures Contracts(6)	$(120,450)	–	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Interest Rate Swap Contracts(7)	$20,461,538	–	–
Credit Default Swaps Contracts(7)	–	–	$5,328,385
Forward Foreign Currency Exchange Contracts(7)	–	$148,512,051	–
Futures Contracts(8)	286	–	–

	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$810
Forward Foreign Currency Exchange Contracts(2)	–	$17,035	–
Futures Contracts(3)	$194,853	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$(2,765)
Forward Foreign Currency Exchange Contracts(5)	–	$2,546	–
Futures Contracts(6)	$(88,535)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$818,946
Forward Foreign Currency Exchange Contracts(7)	–	$229,602	–
Futures Contracts(8)	113	–	–

Notes to Financial Statements (continued)

	Global Bond Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(363)
Forward Foreign Currency Exchange Contracts(2)	–	$(20,180)	–
Futures Contracts(3)	$8,523	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$(3,188)
Forward Foreign Currency Exchange Contracts(5)	–	$32,742	–
Futures Contracts(6)	$1,257	–	–
Average Number of Contracts/Notional Amounts**
Credit Default Swaps Contracts(7)	–	–	$524,000
Forward Foreign Currency Exchange Contracts(7)	–	$1,242,008	–
Futures Contracts(8)	4	–	–

	Multi-Asset Global Opportunity Fund
		Foreign
	Interest Rate	Currency	Equity
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(2)	–	$(2,087,091)	–
Futures Contracts(3)	$(112,942)	–	$(1,796,542)
Total Return Swaps Contracts(1)	$(240,446)	–	$(118,183)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(5)	–	$606,228	–
Futures Contracts(6)	$(365,557)	–	$(522,508)
Total Return Swaps Contracts(4)	–	–	$207,784
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$17,898,663	–
Futures Contracts(8)	64	–	187
Total Return Swaps Contracts(7)	$1,223,634	–	$9,122

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2018.
**	Calculated based on the number of contracts or notional amount for the period July 26, 2018 (commencement of operations) to December 31, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible

Notes to Financial Statements (continued)

for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$542,681	$–	$542,681
Total	$542,681	$–	$542,681

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$542,681	$–	$–	$(542,681)	$–
Total	$542,681	$–	$–	$(542,681)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$19,023	$–	$19,023
Total	$19,023	$–	$19,023

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$19,023	$–	$–	$–	$19,023
Total	$19,023	$–	$–	$–	$19,023

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$176,813	$–	$176,813
Total	$176,813	$–	$176,813

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$176,813	$–	$–	$(176,813)	$–
Total	$176,813	$–	$–	$(176,813)	$–

		Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$40,460	$–	$40,460
Total	$40,460	$–	$40,460

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$1,194	$–	$–	$–	$1,194
Goldman Sachs	2,448	(2,209)	–	–	239
Morgan Stanley	36,818	(14)	–	–	36,804
Total	$40,460	$(2,223)	$–	$–	$38,237

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,718	$–	$7,718
Total	$7,718	$–	$7,718

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$2,209	$(2,209)	$–	$–	$–
Morgan Stanley	14	(14)	–	–	–
Toronto Dominion Bank	5,495	–	–	–	5,495
Total	$7,718	$(2,223)	$–	$–	$5,495

Notes to Financial Statements (continued)

		Multi-Asset Global Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$172,842	$–	$172,842
Total	$172,842	$–	$172,842

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$152,252	$(63,315)	$–	$–	$88,937
Citibank	20,590	(20,590)	–	–	–
Total	$172,842	$(83,905)	$–	$–	$88,937

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$128,333	$–	$128,333
Total	$128,333	$–	$128,333

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$63,315	$(63,315)	$–	$–	$–
Citibank	64,944	(20,590)	–	–	44,354
Morgan Stanley	74	–	–	–	74
Total	$128,333	$(83,905)	$–	$–	$44,428

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2018.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended August 8, 2018, the Funds, (except Global Bond Fund and Multi-Asset Global Opportunity Fund) and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the period ended August 8, 2018, the Funds did not utilize the Facility.

For the period August 9, 2018 through December 20, 2018, the Participating Funds (except Global Bond Fund and Multi-Asset Global Opportunity Fund) entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds (including Global Bond Fund) entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective August 9, 2018, the Participating Funds (except Global Bond Fund and Multi-Asset Global Opportunity Fund) entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the period from August 9, 2018 through December 31, 2018, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the fiscal year ended December 31, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2018:

Notes to Financial Statements (continued)

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2018	Fair Value at 12/31/2018	Net Realized Gain (Loss) 1/1/2018 to 12/31/2018		Dividend Income 1/1/2018 to 12/31/2018	Change in Appreciation (Depreciation) 1/1/2018 to 12/31/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	875,537	69,557	(244,514)	700,580	$12,435,295	$437,724	(a)	$268,767	$(2,034,925)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,400,722	168,000	(558,764)	1,009,958	16,997,588	1,614,108	(b)	426,461	(4,568,757)
Lord Abbett Investment Trust – Convertible Fund – Class I	1,382,223	109,121	(776,056)	715,288	8,497,616	1,315,183	(c)	386,796	(1,665,522)
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	3,604,827	412,023	(1,040,322)	2,976,528	14,287,336	(453,985)		937,676	(1,532,895)
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	1,029,063	169,940	(486,990)	712,013	16,710,941	4,551,696	(d)	–	(2,866,702)
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	–	607,177	(117,326)	489,851	10,414,225	498,541	(e)	–	(1,215,432)
Lord Abbett Investment Trust – High Yield Fund – Class I	3,966,002	1,396,615	(1,810,414)	3,552,203	24,581,245	337,071		1,616,332	(3,371,242)
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	405,118	410,898	(285,637)	530,379	6,003,885	(166,049)		267,388	(218,112)
Lord Abbett Securities Trust – International Equity Fund – Class I	1,450,907	1,415,494	(634,398)	2,232,003	25,712,680	722,137		643,318	(8,545,789)
Lord Abbett Securities Trust – International Value Fund – Class I	7,268,111	529,920	(3,826,316)	3,971,715	25,657,278	(814,239)		1,056,407	(4,335,170)
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	410,202	21,442	(242,039)	189,605	4,510,706	1,087,499	(f)	59,087	(1,827,441)
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1,185,872	1,156,766	(2,342,638)	–	–	(43,761)		56,994	(304)
Lord Abbett Investment Trust – Ultra Short Bond Fund-Class I	–	612,950	(579,970)	32,980	329,470	(3,740)		39,197	(641)
Total					$166,138,265	$9,082,185		$5,758,423	$(32,182,932)

(a)	Includes $523,730 of distributed capital gains.

Notes to Financial Statements (continued)

(b)	Includes $1,456,410 of distributed capital gains.
(c)	Includes $264,128 of distributed capital gains.
(d)	Includes $2,701,137 of distributed capital gains.
(e)	Includes $545,830 of distributed capital gains.
(f)	Includes $233,780 of distributed capital gains.

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Notes to Financial Statements (continued)

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Notes to Financial Statements (continued)

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. In addition, the Multi-Asset Global Opportunity Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	587,443	$3,121,432	487,152	$2,593,453
Converted from Class B*	1,934	10,636	5,736	30,699
Converted from Class C**	96,257	487,578	–	–
Reinvestment of distributions	111,845	570,854	121,569	650,407
Shares reacquired	(2,066,939)	(10,578,964)	(929,915)	(4,953,828)
Decrease	(1,269,460)	$(6,388,464)	(315,458)	$(1,679,269)

Notes to Financial Statements (continued)

Emerging Markets Bond Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	1	$5	841	$4,414
Reinvestment of distributions	14	75	227	1,219
Shares reacquired	(35)	(181)	(4,230)	(22,725)
Converted to Class A*	(1,924)	(10,636)	(5,711)	(30,699)
Decrease	(1,944)	$(10,737)	(8,873)	$(47,791)
Class C Shares
Shares sold	65,318	$344,264	93,947	$500,260
Reinvestment of distributions	17,489	90,132	17,859	96,179
Shares reacquired	(200,712)	(1,046,194)	(314,953)	(1,683,335)
Converted to Class A**	(95,690)	(487,578)	–	–
Decrease	(213,595)	$(1,099,376)	(203,147)	$(1,086,896)
Class F Shares
Shares sold	2,715,719	$13,681,480	940,730	$5,053,983
Reinvestment of distributions	74,082	377,534	58,042	310,861
Shares reacquired	(3,344,033)	(16,640,833)	(1,090,390)	(5,817,170)
Decrease	(554,232)	$(2,581,819)	(91,618)	$(452,326)
Class F3 Shares(a)
Shares sold	45,380	$226,706	88,123	$475,419
Reinvestment of distributions	4,627	23,559	1,000	5,371
Shares reacquired	(45,083)	(229,842)	(4,696)	(25,230)
Increase	4,924	$20,423	84,427	$455,560
Class I Shares
Shares sold	5,593,378	$27,129,289	1,067,190	$5,705,353
Reinvestment of distributions	1,793,001	9,141,187	1,880,553	10,036,785
Shares reacquired	(7,965,710)	(41,243,845)	(37,920,978)	(198,218,923)
Decrease	(579,331)	$(4,973,369)	(34,973,235)	$(182,476,785)
Class R2 Shares
Shares sold	4,816	$24,585	4,458	$23,875
Reinvestment of distributions	238	1,204	132	710
Shares reacquired	(5,885)	(30,103)	(8,620)	(46,147)
Decrease	(831)	$(4,314)	(4,030)	$(21,562)
Class R3 Shares
Shares sold	16,297	$84,812	34,610	$182,065
Reinvestment of distributions	2,650	13,446	2,120	11,335
Shares reacquired	(14,427)	(74,617)	(46,061)	(242,536)
Increase (decrease)	4,520	$23,641	(9,331)	$(49,136)
Class R4 Shares
Shares sold	27,294	$147,216	4,335	$23,204
Reinvestment of distributions	999	5,130	148	795
Shares reacquired	(21,892)	(108,681)	(1,355)	(7,278)
Increase	6,401	$43,665	3,128	$16,721

Notes to Financial Statements (continued)

Emerging Markets Bond Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	1,590	$8,686	44	$235
Reinvestment of distributions	191	961	91	489
Shares reacquired	(4)	(19)	(21)	(115)
Increase	1,777	$9,628	114	$609
Class R6 Shares
Shares sold	7,702	$38,292	133,142	$708,220
Reinvestment of distributions	438	2,274	385	2,067
Shares reacquired	(39,033)	(196,496)	(38,534)	(205,387)
Increase (decrease)	(30,893)	$(155,930)	94,993	$504,900

Emerging Markets Corporate Debt Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	247,161	$3,741,694	1,051,095	$16,408,549
Converted from Class C**	482	7,141	–	–
Reinvestment of distributions	34,246	505,938	39,045	608,979
Shares reacquired	(560,114)	(8,325,293)	(701,633)	(10,935,061)
Increase (decrease)	(278,225)	$(4,070,520)	388,507	$6,082,467
Class C Shares
Shares sold	29,714	$450,326	68,230	$1,066,379
Reinvestment of distributions	5,925	87,375	4,839	75,396
Shares reacquired	(46,007)	(677,233)	(8,074)	(125,643)
Converted to Class A**	(482)	(7,141)	–	–
Increase (decrease)	(10,850)	$(146,673)	64,995	$1,016,132
Class F Shares
Shares sold	1,478,704	$22,076,798	1,354,490	$21,088,655
Reinvestment of distributions	90,629	1,338,200	71,657	1,117,444
Shares reacquired	(1,661,790)	(24,316,620)	(465,881)	(7,303,074)
Increase (decrease)	(92,457)	$(901,622)	960,266	$14,903,025
Class F3 Shares(a)
Shares sold	–	$–	648.09	$10,000
Reinvestment of distributions	34.23	505	28.50	445
Increase	34.23	$505	676.59	$10,445
Class I Shares
Shares sold	102,570	$1,553,509	171,795	$2,665,663
Reinvestment of distributions	28,832	425,176	34,663	539,806
Shares reacquired	(260,917)	(3,986,582)	(28,394)	(443,010)
Increase (decrease)	(129,515)	$(2,007,897)	178,064	$2,762,459
Class R2 Shares
Reinvestment of distributions	410	$6,030	433	$6,740
Increase	410	$6,030	433	$6,740

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	1,152	$18,000
Reinvestment of distributions	409	6,024	440	6,852
Shares reacquired	(1,159)	(18,026)	–	–
Increase (decrease)	(750)	$(12,002)	1,592	$24,852
Class R4 Shares
Shares sold	1,767.98	$27,144	–	$–
Reinvestment of distributions	59.94	887	37.19	579
Shares reacquired	(1,614)	(23,854)	–	–
Increase	213.92	$4,177	37.19	$579
Class R5 Shares
Shares sold	13,800	$199,887	982	$15,384
Reinvestment of distributions	359	5,213	145	2,261
Shares reacquired	(828)	(11,879)	(9)	(142)
Increase	13,331	$193,221	1,118	$17,503
Class R6 Shares
Shares sold	5,999	$86,097	–	$–
Reinvestment of distributions	69.00	1,004	40.44	629
Shares reacquired	(123)	(1,774)	–	–
Increase	5,945.00	$85,327	40.44	$629

Global Bond Fund	Period Ended December 31, 2018(b)
Class A Shares	Shares	Amount
Shares sold	200,005	$2,000,049
Reinvestment of distributions	2,855	27,917
Increase	202,860	$2,027,966
Class C Shares
Shares sold	25,000	$250,000
Reinvestment of distributions	269	2,632
Increase	25,269	$252,632
Class F Shares
Shares sold	200,000	$2,000,000
Reinvestment of distributions	3,031	29,639
Increase	203,031	$2,029,639
Class F3 Shares
Shares sold	150,000	$1,500,000
Reinvestment of distributions	2,352	23,001
Increase	152,352	$1,523,001
Class I Shares
Shares sold	200,000	$2,000,000
Reinvestment of distributions	3,030	29,638
Increase	203,030	$2,029,638

Notes to Financial Statements (continued)

Global Bond Fund	Period Ended December 31, 2018(b)
Class R3 Shares	Shares	Amount
Shares sold	25,000	$250,000
Reinvestment of distributions	324	3,168
Increase	25,324	$253,168
Class R4 Shares
Shares sold	25,000	$250,000
Reinvestment of distributions	351	3,437
Increase	25,351	$253,437
Class R5 Shares
Shares sold	25,000	$250,000
Reinvestment of distributions	379	3,706
Increase	25,379	$253,706
Class R6 Shares
Shares sold	163,564	$1,631,403
Reinvestment of distributions	2,351	22,991
Increase	165,915	$1,654,394

Multi-Asset Global Opportunity Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,617,296	$18,257,850	3,079,342	$34,608,109
Converted from Class B*	33,410	395,758	72,078	818,653
Converted from Class C**	154,356	1,766,646	–	–
Reinvestment of distributions	365,137	3,800,495	396,248	4,545,856
Shares reacquired	(3,343,404)	(37,449,626)	(4,495,368)	(50,159,022)
Decrease	(1,173,205)	$(13,228,877)	(947,700)	$(10,186,404)
Class B Shares
Shares sold	863	$9,289	12,358	$121,471
Reinvestment of distributions	–	–	2,243	23,065
Shares reacquired	(18,288)	(190,702)	(48,538)	(485,490)
Converted to Class A*	(37,152)	(395,758)	(80,031)	(818,653)
Decrease	(54,577)	$(577,171)	(113,968)	$(1,159,607)
Class C Shares
Shares sold	369,834	$3,828,429	975,520	$9,746,924
Reinvestment of distributions	75,152	690,411	93,530	965,794
Shares reacquired	(899,914)	(9,058,287)	(1,504,522)	(15,027,721)
Converted to Class A**	(172,367)	(1,766,646)	–	–
Decrease	(627,295)	$(6,306,093)	(435,472)	$(4,315,003)
Class F Shares
Shares sold	124,221	$1,452,641	321,510	$3,629,103
Reinvestment of distributions	14,128	147,709	14,381	164,992
Shares reacquired	(252,899)	(2,862,694)	(285,438)	(3,241,530)
Increase (decrease)	(114,550)	$(1,262,344)	50,453	$552,565

Notes to Financial Statements (concluded)

Multi-Asset Global Opportunity Fund		Year Ended December 31, 2018		Year Ended December 31, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	1,695	$19,025
Reinvestment of distributions	63	668	54	623
Shares reacquired	(824)	(8,218)	(25)	(291)
Increase (decrease)	(761)	$(7,550)	1,724	$19,357
Class I Shares
Shares sold	658,635	$7,800,463	271,000	$3,196,698
Reinvestment of distributions	9,980	105,168	2,790	32,465
Shares reacquired	(1,489,757)	(17,282,613)	(151,735)	(1,714,162)
Increase (decrease)	(821,142)	$(9,376,982)	122,055	$1,515,001
Class R2 Shares
Shares sold	2,854	$33,185	12,058	$140,310
Reinvestment of distributions	1,067	11,244	1,405	16,502
Shares reacquired	(16,076)	(189,637)	(1,541)	(17,748)
Increase (decrease)	(12,155)	$(145,208)	11,922	$139,064
Class R3 Shares
Shares sold	52,728	$596,149	366,243	$4,034,359
Reinvestment of distributions	7,665	79,916	11,980	137,987
Shares reacquired	(157,210)	(1,823,397)	(633,440)	(7,031,212)
Decrease	(96,817)	$(1,147,332)	(255,217)	$(2,858,866)
Class R4 Shares
Shares sold	32,249	$365,902	28,916	$327,244
Reinvestment of distributions	1,473	15,274	727	8,388
Shares reacquired	(16,417)	(181,270)	(2,675)	(30,186)
Increase	17,305	$199,906	26,968	$305,446
Class R5 Shares
Shares sold	743	$8,651	1,776	$19,876
Reinvestment of distributions	124	1,306	89	1,027
Shares reacquired	(36)	(419)	(17)	(196)
Increase	831	$9,538	1,848	$20,707
Class R6 Shares
Shares sold	6,652	$79,453	111,118	$1,243,103
Reinvestment of distributions	98,893	1,048,271	153,689	1,775,606
Shares reacquired	(1,753,091)	(20,354,350)	(61,520)	(690,342)
Increase (decrease)	(1,647,546)	$(19,226,626)	203,287	$2,328,367

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 26, 2018.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Lord Abbett Global Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. comprising the Lord Abbett Global Bond Fund, Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Bond Fund (formerly Lord Abbett Emerging Markets Currency Fund), and Lord Abbett Multi-Asset Global Opportunity Fund (the “Funds”), including the schedules of investments, as of December 31, 2018; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Lord Abbett Global Bond Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the funds listed above constituting Lord Abbett Global Fund, Inc. as of December 31, 2018, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below) in conformity with accounting principles generally accepted in the United States of America.

Individual Fund comprising Lord Abbett Global Fund, Inc.	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Lord Abbett Global Bond Fund	For the period from July 26, 2018 (commencement of operations) through December 31, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

Report of Independent Registered Public Accounting Firm

statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
February 28, 2019

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2018, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	7.48%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.23%
Lord Abbett Investment Trust – Convertible Fund – Class I	5.11%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund – Class I	8.60%
Lord Abbett Securities Trust-Growth Leaders Fund – Class I	10.06%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund – Class I	6.27%
Lord Abbett Investment Trust-High Yield Fund – Class I	14.80%
Lord Abbett Investment Trust-Inflation Focused Fund – Class I	3.61%
Lord Abbett Securities Trust-International Equity Fund – Class I	15.48%
Lord Abbett Securities Trust-International Value Fund – Class I	15.44%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	2.72%
Lord Abbett Investment Trust-Ultra Short Bond Fund – Class I	0.20%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.88%
Pfizer, Inc.	3.09%
Chevron Corp.	3.05%
Bank of America Corp.	2.65%
Cisco Systems, Inc.	2.18%
Intel Corp.	2.18%
Johnson & Johnson	2.17%
Merck & Co., Inc.	1.87%
Verizon Communications, Inc.	1.86%
AT&T, Inc.	1.85%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	4.41%
Consumer Staples	7.84%
Energy	9.14%
Financial Services	23.33%
Health Care	15.11%
Industrials	6.88%
Information Technology	10.26%
Materials	4.18%
Mortgage Backed	7.31%
Real Estate	4.76%
Utility	6.44%
Repurchase Agreement	0.34%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Public Service Enterprise Group, Inc.	1.69%
Sempra Energy	1.52%
Corning, Inc.	1.52%
Ventas, Inc.	1.33%
Zimmer Biomet Holdings, Inc.	1.30%
Boston Properties, Inc.	1.29%
UDR, Inc.	1.26%
Republic Services, Inc.	1.24%
PPL Corp.	1.24%
KeyCorp	1.24%

Holdings by Sector*	% of Investments
Communication Services	1.32%
Consumer Staples	4.92%
Energy	5.72%
Financial Services	17.23%
Health Care	7.13%
Industrials	12.31%
Information Technology	9.37%
Materials	6.02%
Mortgage Backed	9.97%
Real Estate	14.18%
Utility	11.36%
Repurchase Agreement	0.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Tesla Energy Operations, Inc., 1.625%, 11/01/2019	4.21%
FireEye, Inc., 1.625%, 06/01/2035	4.09%
SunPower Corp., 4.00%, 01/15/2023	3.73%
Vipshop Holdings Ltd. (China), 1.50%, 03/15/2019	3.07%
Microchip Technology, Inc., 1.625%, 02/15/2025	3.05%
Wells Fargo & Co., 7.50%,	2.81%
Tesla, Inc., 1.25%, 03/01/2021	2.79%
Bank of America Corp., 7.25%	2.61%
DISH Network Corp., 3.375%, 08/15/2026	1.86%
Becton Dickinson & Co.	1.85%

Holdings by Sector*	% of Investments
Automotive	2.79%
Banking	5.42%
Basic Industry	2.64%
Capital Goods	2.37%
Consumer Goods	4.10%
Energy	6.86%
Health Care	16.92%
Leisure	3.15%
Media	4.75%
Real Estate	1.73%
Retail	1.68%
Services	4.60%
Technology & Electronics	33.66%
Telecommunications	1.13%
Transportation	3.59%
Utility	3.20%
Repurchase Agreement	1.41%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Ecuador, 8.75%, 06/02/2023	1.77%
Republic of Colombia, 5.00%, 06/15/2045	1.67%
Republic of EI Salvador, 6.375%, 01/18/2027	1.64%
Petroleos Mexicanos, 5.35%, 02/12/2028	1.59%
Dominican Republic, 5.95%, 01/25/2027	1.51%
Arab Republic of Egypt, 6.588%, 02/21/2028	1.34%
State of Qatar, 3.25%, 06/02/2026	1.30%
United Mexican States, 4.75%, 03/08/2044	1.29%
Republic of South Africa, 4.30%, 10/12/2028	1.27%
Republic of Colombia, 3.875%, 04/25/2027	1.25%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Banking	3.94%
Basic Industry	3.57%
Capital Goods	0.47%
Consumer Goods	0.97%
Energy	12.92%
Financial Services	5.03%
Foreign Government	64.64%
Real Estate	0.54%
Telecommunications	0.49%
Transportation	3.19%
Utility	3.93%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.44%
HCA, Inc., 5.25%, 06/15/2026	0.95%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.88%
CenturyLink, Inc., 7.50%, 04/01/2024	0.70%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.70%
Tenet Healthcare Corp., 5.125%, 05/01/2025	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026	0.60%
Bombardier, Inc., 7.50%, 03/15/2025	0.59%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.58%
Netflix, Inc., 3.625%, 05/15/2027	0.56%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	2.16%
Banking	1.82%
Basic Industry	11.16%
Capital Goods	5.23%
Consumer Goods	4.06%
Energy	14.35%
Financial Services	2.66%
Foreign Government	0.16%
Foreign Sovereign	0.71%
Healthcare	12.85%
Insurance	1.30%
Leisure	4.49%
Media	9.75%
Mortgage Backed	0.35%
Municipal	0.42%
Real Estate	0.21%
Retail	7.57%
Services	5.15%
Technology & Electronics	3.54%
Telecommunications	5.84%
Transportation	2.31%
Utility	3.77%
Repurchase Agreement	0.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
VNDO Mortgage Trust 2012–6AVE A, 2.9956%, 11/15/2030	0.70%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	0.61%
Ally Master Owner Trust 2018–4 A, 3.30%, 07/17/2023	0.57%
Citibank Credit Card Issuance Trust 2018-A6, 3.21%, 12/07/2024	0.54%
California Republic Auto Receivables Trust 2016–1 B, 3.43%, 02/15/2022	0.51%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.50%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.9054%, 05/05/2030	0.48%
DBWF Mortgage Trust 2018-AMXP A, 3.8731%, 05/05/2035	0.48%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.45%
BBCMS Mortgage Trust 2018-TALL A, 3.0285%, 03/15/2037	0.45%

Holdings by Sector*	% of Investments
Auto	2.66%
Basic Industry	0.35%
Capital Goods	1.00%
Consumer Cyclicals	1.13%
Consumer Services	1.44%
Consumer Staples	0.42%
Energy	8.06%
Financial Services	64.99%
Foreign Government	0.49%
Health Care	2.17%
Integrated Oils	0.38%
Materials and Processing	4.31%
Mortgaged Backed	0.90%
Municipal	0.20%
Other	0.03%
Producer Durables	1.95%
Technology	2.24%
Telecommunications	0.79%
Transportation	0.58%
U.S. Government	2.92%
Utility	2.65%
Repurchase Agreement	0.34%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	2.08%
AstraZeneca plc	2.04%
Swiss Life Holding AG Registered Shares	1.98%
Sony Corp.	1.96%
AIA Group Ltd.	1.96%
Total SA	1.91%
Royal Dutch Shell plc B Shares	1.90%
Nestle SA Registered Shares	1.89%
ICICI Bank Ltd. ADR	1.80%
SAP SE	1.70%

Holdings by Sector*	% of Investments
Communication Services	7.19%
Consumer Staples	11.16%
Energy	7.13%
Financial Services	24.14%
Health Care	11.29%
Industrials	10.89%
Information Technology	5.77%
Materials	7.15%
Mortgage Backed	9.78%
Real Estate	2.68%
Utility	1.00%
Repurchase Agreement	1.82%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	3.50%
Novartis AG Registered Shares	3.46%
Total SA	3.18%
Sanofi	2.99%
Allianz SE Registered Shares	2.88%
Toyota Motor Corp.	2.77%
Swiss Life Holding AG Registered Shares	2.45%
iShares MSCI Japan ETF	2.41%
Spark New Zealand Ltd.	2.07%
Deutsche Telekom AG Registered Shares	1.98%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Services	6.52%
Consumer Staples	6.72%
Energy	10.67%
Exchange Traded Fund	2.41%
Financial Services	28.22%
Health Care	11.50%
Industrials	6.21%
Information Technology	2.95%
Materials	5.07%
Mortgage Backed	9.69%
Real Estate	4.44%
Utility	4.61%
Repurchase Agreement	0.99%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.72%
Evergy, Inc.	2.31%
KeyCorp	2.14%
Edison International	1.83%
Citizens Financial Group, Inc.	1.78%
Argo Group International Holdings Ltd.	1.76%
Alexandria Real Estate Equities, Inc.	1.76%
Corning, Inc.	1.73%
Hartford Financial Services Group, Inc. (The)	1.63%
UDR, Inc.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.84%
Consumer Staples	5.16%
Energy	5.88%
Financial Services	19.32%
Health Care	7.24%
Industrials	14.49%
Information Technology	7.94%
Materials	7.85%
Real Estate	9.76%
Utility	9.57%
Repurchase Agreement	1.95%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Ultra Short Bond Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 02/07/2019	2.28%
Morgan Stanley, 3.414%, 02/14/2020	1.58%
Macquarie Bank Ltd., 2.7575%, 04/04/2019	1.02%
Enbridge Energy Partners LP, 3.2738%, 01/03/2019	0.87%
Constellation Brands, Inc., 2.8498%, 01/08/2019	0.80%
Ford Credit Auto Owner Trust 2014–2 A, 2.31%, 04/15/2026	0.77%
Bank of America NA, 2.9568%, 08/28/2020	0.75%
UBS AG, 3.0268%, 05/28/2019	0.73%
Sumitomo Mitsui Banking Corp., 2.7988%, 01/17/2020	0.68%
Glencore Funding LLC	0.65%

Holdings by Sector*	% of Investments
Auto	6.32%
Basic Industry	0.64%
Capital Goods	0.02%
Consumer Cyclicals	3.97%
Consumer Services	1.38%
Consumer Staples	3.24%
Energy	7.60%
Financial Services	49.73%
Health Care	5.12%
Integrated Oils	2.39%
Materials and Processing	3.22%
Producer Durables	2.35%
Technology	1.08%
Telecommunications	0.68%
Transportation	0.06%
U.S. Government	2.28%
Utility	5.24%
Repurchase Agreement	4.68%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund, Inc.

Ten Largest Holdings	% of Investments
Microsoft Corp.	6.69%
Amazon.com, Inc.	5.49%
Alphabet, Inc. Class A	4.64%
Apple, Inc.	3.57%
UnitedHealth Group, Inc.	2.88%
Visa, Inc. Class A	2.67%
Mastercard, Inc. Class A	2.62%
Intuitive Surgical, Inc.	2.29%
Illumina, Inc.	2.18%
Boeing Co. (The)	2.16%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communications	10.61%
Consumer Staples	3.02%
Financial services	1.08%
Health Care	19.44%
Industrials	7.20%
Information Technology	37.03%
Materials	0.90%
Mortgage Backed	17.50%
Real Estate	1.03%
Repurchase Agreement	2.19%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund, Inc.

Ten Largest Holdings	% of Investments
ServiceNow, Inc	2.56%
Global Payments, Inc.	2.03%
Burlington Stores, Inc.	1.98%
O’Reilly Automotive, Inc.	1.95%
Ultimate Software Group, Inc. (The)	1.85%
Dollar General Corp.	1.83%
SBA Communications Corp.	1.78%
Edwards Lifesciences Corp.	1.77%
Red Hat, Inc.	1.69%
Centene Corp	1.66%

Holdings by Sector*	% of Investments
Communication Services	1.86%
Consumer Staples	2.89%
Energy	1.08%
Financial services	7.93%
Health Care	16.05%
Industrials	16.63%
Information Technology	30.17%
Materials	5.47%
Mortgage Backed	15.62%
Real Estate	1.78%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Mr. Sieg is director/trustee of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: None. Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990–2016); CEO of Tullis Health Investors-FL LLC. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine, Inc. (since 2018), and electroCore, Inc. (since 2018).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

David J. Linsen (1974)	Executive Vice President	Elected in 2017	Partner and Director of Equities, joined Lord Abbett in 2001.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012– 2015).

John J. Morton (1961)	Executive Vice President	Elected in 2016	Portfolio Manager, joined Lord Abbett in 2016 and was formerly Chief Investment Officer of Emerging Market Debt at Fischer, Francis, Trees, and Watts (2012–2015).

Steven F. Rocco (1979)	Executive Vice President	Elected in 2018	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 2004.

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2018	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected in 2018	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner, Chief Operating Officer, Global Funds and Risk, joined Lord Abbett in 2003.

Jeffrey O. Herzog (1978)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2013 and was formerly Senior Economist at Oxford Economics (2012–2013).

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007-2015).

Asad A. Mawjee (1977)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2016 and was formerly Director at Global Thematic Partners, LLC (2008-2016).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003-2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012- 2016).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected in 2007	Partner and General Counsel, joined Lord Abbett in 2007.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005-2014).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Taxation, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2018. As to Emerging Markets Bond Fund, the Board observed that the Fund’s

Approval of Advisory Contract (continued)

investment performance was above the median of the performance peer group for the three-year period, but below the median for the one-, five-, and ten-year periods. The Board took into account changes to the Fund’s portfolio management team and investment strategy, effective August 1, 2018. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. The Board noted certain changes to the Fund’s portfolio management team. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median for the three- (by 1 basis point), five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Multi-Asset Global Opportunity Fund, the Board observed that, while the net total expense ratio of the Fund (including underlying fund fees) was above the median of the expense peer group consisting of other funds-of-funds, the Fund’s advisory fee rate (without giving effect to a 15 basis point voluntary waiver by Lord Abbett) was closer to the median of its peer group (approximately three basis points above the median of the peer group). The Board noted that Multi-Asset Global Opportunity Fund principally invests in affiliated mutual funds managed by Lord Abbett, which are each subject to individual oversight. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those

Approval of Advisory Contract (concluded)

exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Emerging Markets Bond Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Emerging Markets Corporate Debt Fund, the Board concluded that the contractual breakpoints in the Fund’s existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Multi-Asset Global Opportunity Fund, although the Fund’s management fee does not have breakpoints, the Fund’s relatively modest asset size did not suggest the need for a breakpoint at this time.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information

46% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income. For corporate shareholders, 16% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $1,515,604 and foreign taxes of $203,902

In addition, of the distributions paid by Emerging Markets Corporate Debt Fund during the fiscal year ended December 31, 2018, $92,553 represent short term gains.

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Bond Fund	97%
Emerging Markets Corporate Debt Fund	100%
Global Bond Fund	82%

Lord Abbett Global Fund, Inc.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LAGF-2 (02/19)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2018 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2018 and 2017 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2018	2017
Audit Fees {a}	$170,400	$183,100
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	170,400	183,100

Tax Fees {b}	53,463	41,827
All Other Fees	- 0 -	- 0 -

Total Fees	$223,863	$224,927

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2018 and 2017 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees {a}	$200,339	$201,416

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 28, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 28, 2019